Registration Nos. 333-46112 811-10141




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549





                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]

         Pre-Effective Amendment No.                                [ ]


         Post-Effective Amendment No. 2                             [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]


         Amendment No.  2                                           [X]





                             DAVIS PARK SERIES TRUST
               (Exact name of registrant as specified in charter)



                     P.O. Box 6919, Moraga, California 94570
                    (Address of principal executive offices)

                  Registrant's Telephone Number: (800) 394-5064



           Nicholas D. Gerber, P.O. Box 6919, Moraga, California 94570
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                  McDonald, Hopkins, Burke & Haber Co., L.P.A.
     2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114




Approximate date of proposed public offering:  December 26, 2000

                                   Prospectus

                      Ameristock Large Company Growth Fund

                          Ameristock Focused Value Fund

                                  P.O. Box 6919
                                Moraga, CA 94570
                                 (800) 394-5064
                               www.ameristock.com



         Minimum Investment:                         $1,000
         Sales Charge:                               None, 100%  no-load
         12b-1 Fee:                                  None
         Redemption Fee:
            Ameristock Large Company
             Growth Fund:                            None
            Ameristock Focused Value Fund            1.00% if shares  redeemed
                                                     within 3 years of purchase



Ameristock Large Company Growth Fund is a mutual fund with an investment objective of seeking capital appreciation. This Fund pursues its objective by investing principally in common stock of large capitalization companies headquartered in the United States.

Ameristock Focused Value Fund is a mutual fund with an investment objective of seeking capital appreciation. This Fund pursues its objective by investing principally in common stock of companies of all sizes headquartered in the United States.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               December 26, 2000


                                TABLE OF CONTENTS

                     Risk/Return Summary - Ameristock Large
                     Company Growth Fund ---
                     Risk/Return Summary - Ameristock Focused
                     Value Fund ---
                     Fees and Expenses ---
                     How to Buy Shares ---
                     How to Redeem Shares ---
                     Net Asset Value ---
                     Investment Management ---
                     Dividends and Taxes ---
                     Other Information ---
              ----------------------------------------------------

RISK/RETURN SUMMARY - AMERISTOCK LARGE COMPANY GROWTH FUND

Investment Objective

The investment objective of Ameristock Large Company Growth Fund is to seek capital appreciation.

Principal Investment Strategies


Ameristock   Large  Company  Growth  Fund  pursues  its   investment   objective
principally by investing in common stock of large capitalization companies headquartered in the United States. Generally, a large capitalization company is one with a market capitalization of at least $15 billion.

This Fund emphasizes a "growth" style of investing. In selecting common stocks, the Fund will seek to invest in companies which the Adviser believes have the potential for superior long term capital appreciation due to accelerated earnings or revenue growth. The Fund will sell a stock when the Fund's investment adviser decides that it no longer meets these investment criteria.


Under normal conditions, this Fund will invest at least 80% of the value of its total assets in accordance with the investment strategies described above. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.


This Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies, thus resulting in a higher "portfolio turnover" rate than other mutual funds. A higher portfolio turnover rate will result in (i) increased brokerage commissions payable by the Fund and
(ii) higher amounts of realized investment gain subject to the payment of taxes by shareholders, thus adversely affecting the performance of the Fund.


Principal Risks

Investment in Ameristock Large Company Growth Fund is subject to the following principal risks:

                  The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

                  The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

                  Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

                  "Growth" stocks generally are more expensive relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

                  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



Bar Chart and Performance Table

A bar chart and performance table is not provided since this Fund has not had annual returns for a full calendar year.


RISK/RETURN SUMMARY - AMERISTOCK FOCUSED VALUE FUND

Investment Objective

The investment objective of Ameristock Focused Value Fund is to seek capital appreciation.

Principal Investment Strategies


Ameristock Focused Value Fund pursues its investment objective principally by investing in common stock of companies of all sizes headquartered in the United States.

This Fund emphasizes a "value" style of investing. For example, shares of companies with lower ratios of share price to earnings, sales and book value and higher dividend yields than those of other companies will be considered attractive investments. This Fund may also invest in companies which the Fund's investment adviser believes are being undervalued by the securities markets due to operating losses, litigation or other circumstances which may have depressed share prices. However, to a lesser extent the Fund may also invest in stocks experiencing accelerated earnings or revenue growth ("growth stocks") when the Adviser believes that such stocks are being undervalued by the securities markets. The Fund will sell a stock when the Fund's investment adviser decides that it no longer meets these investment criteria.

This  Fund  also  may  invest  in  corporate   debt   securities  of  companies
headquarters in the United States which the Adviser believes have the capacity for capital appreciation, either (i) because such debt securities are currently trading below par or (ii) because the Adviser believes that interest rates are about to decline. Such debt securities may be of any maturity and may include investment grade securities (those rated within the top four categories of safety according to rating service companies) as well as lower rated securities (including securities in the lowest categories of safety and even unrated securities), sometimes referred to as "junk bonds," which have speculative characteristics. The Fund will sell a corporate debt security when the Adviser believes that such security is no longer likely to appreciate in value.

Under normal conditions, this Fund will invest at least 65% of the value of its total assets in common stock. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.

This Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies, thus resulting in a higher "portfolio turnover" rate than other mutual funds. A higher portfolio turnover rate will result in (i) increased brokerage commissions payable by the Fund and
(ii) higher amounts of realized investment gain subject to the payment of taxes by shareholders, thus adversely affecting the performance of the Fund.


Principal Risks

Investment in Ameristock Focused Value Fund is subject to the following principal risks:

                  The value of securities in the Fund's portfolio will go up and down. Consequently, the Fund's share price may decline and you could lose money.

                  The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

                  Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

                  While this Fund invests in both smaller and larger companies, the smaller companies in which this Fund invests are especially sensitive to the factors described above due to certain characteristics of smaller companies such as absence of depth of management, insufficient funds necessary for growth or potential development and limited product or credit lines. Therefore, smaller companies may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of this Fund to dispose of such securities when the Adviser deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of this Fund to above average risk.

                  There is no assurance that the Fund's "value" style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing.

                  "Growth" stocks generally are more expensive relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

                  This Fund's  portfolio  will also be exposed to the  following
                  additional   risks  in  connection  with  its  investments  in
                  corporate debt securities:

                  - Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. Prices of debt securities having longer maturities are particularly susceptible to increasing interest rates. The net asset value of this Fund may decrease during periods of rising interest rates.

                  - An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, this Fund will lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

                  - Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.



                  This Fund is a "non-diversified" fund. The Fund is considered "non-diversified" because, compared to other funds, a higher percentage of the Fund's assets may be invested in the shares of a limited number of companies. The Fund's portfolio securities, therefore, may be more susceptible to a decline in value as a result of any single economic, political, or regulatory occurrence than the portfolio securities of a "diversified" fund.

                  An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


Bar Chart and Performance Table


A bar chart and performance table is not provided since this Fund has not had annual returns for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of either Fund.

Shareholder Fees (fees paid directly from your investment)

                                                    Large Company  Focused Value
                                                     Growth Fund        Fund
Maximum Sales Charge (Load) Imposed on Purchases        None            None
Maximum Deferred Sales Charge (Load)                    None            None
Redemption Fee                                          None            1.00%*

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


                                            Large Company          Focused Value
                                             Growth Fund               Fund
                     Management Fees          1.00%**               1.35%**
           Distribution (12b-1) Fees          0.00%                   0.00%
                      Other Expenses          0.00%***              0.00%***
Total Annual Fund Operating Expenses          1.00%                   1.35%

       *Payable only if shares redeemed within 3 years of purchase.

       **The Fund's Investment Adviser has contractually agreed to pay all operating expenses of each Fund except for brokerage, taxes, interest and extraordinary expenses.

       ***"Other Expenses" are based on estimates for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in either Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                  1 year         3 years
Large Company Growth Fund                          $102            $318
Focused Value Fund                                 $237            $528



HOW TO BUY SHARES

Shares of each Fund are purchased at the net asset value per share (as described in "Net Asset Value" below) next determined after receipt by the Fund's Transfer Agent of your investment in proper form as described below. There are no sales charges. The minimum initial investment is $1,000 and minimum subsequent investments (excluding reinvestments of dividends and capital gains) is $100.

To purchase shares, complete and sign the Application to Buy Shares (or investment stub in the case of a subsequent purchase) and mail it, together with your check payable to Ameristock Large Company Growth Fund or Ameristock Focused Value Fund, to:

         Mutual Shareholder Services
         1301 East Ninth Street, Suite 1005
         Cleveland, Ohio 44114

To purchase shares by wire, transmit funds to:

         Firstar Bank, N.A.
         Cinti/Trust
         ABA#: 0420-0001-3
         F/F/C Account No.
         Ameristock Mutual Fund
         DDA                  (Star Bank Trust)
            ------------------
Your investment will be considered to be in "proper form" if it includes a check or wire funds transmission together with a completed Application to Buy Shares or (in the case of a subsequent purchase) a completed investment stub from a previous purchase or sale confirmation.

Each investment in a Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the net asset value at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through a Processing Organization than to purchase shares directly from the Fund. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. Neither Fund is responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Ameristock Corporation.

Each Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

HOW TO REDEEM SHARES

General

You may redeem (sell) your shares at any time. Each Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in "Redemption by Mail" or "Redemption by Telephone," below), except as described below. The redemption price per share is the net asset value determined as described under "Net Asset Value", less any applicable redemption fee as described below under "Redemption Fee". Because net asset value fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

Where an investor requests wire payment, the Transfer Agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $20.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

Redemption proceeds may be paid in whole or in part in securities or other property rather than in cash.

Each Fund reserves the right to suspend or postpone redemptions during any period: (i) when trading on the New York Stock Exchange is restricted, (ii) when, as a result of an emergency, it is not reasonably practicable for the Fund to dispose of, or determine the fair market value of, its net assets or (iii) as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. If the net asset value of the shares in an account is less than $1,000 as a result of previous redemptions and not market declines, the Fund may notify the shareholder that unless the account value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the shareholder.

Redemption Fee - Ameristock Focused Value Fund

A redemption fee of 1% payable to and retained by Ameristock Focused Value Fund is imposed on any redemption of shares within three years of the date of purchase. The 1% fee is imposed on the net asset value of the redeemed shares at the time of purchase. No redemption fee will be imposed on shares acquired through reinvestment of dividends or capital gain distributions or on increases in the net asset value of an investor's shares above the net asset value at the time of purchase.

In determining whether a redemption fee is applicable to a redemption, the calculation will be made in a manner that results the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of shares above the total amount of payments for the purchase of shares made during the preceding year; then of amounts representing shares purchased more than three years prior to the redemption; and finally, of amounts representing the cost of shares purchased within three years prior to the redemption.

No redemption fees are payable by shareholders of Ameristock Large Company Growth Fund.

Redemption by Mail

Each Fund will redeem all or any part of shares owned upon written request delivered to the Fund at:

         Ameristock Mutual Funds
         Mutual Shareholder Services
         1301 East Ninth Street, Suite 1005
         Cleveland, Ohio 44114

The redemption request must:

         1.       Include your name and account number.

         2. Specify the name of the Fund from which shares are to be redeemed.

         3. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

         4. Be signed by all owners exactly as their names appear on the account.

         5. Include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account,
                  (iii) the proceeds are to be made payable to someone other than the account owner(s), or (iv) the redemption request is for $25,000 or more. Eligible guarantor institutions
                  include banks, broker/dealers,   credit   unions,   national
                  securities   exchanges,   registered   securities associations
                  clearing agencies, and savings associations. A notary public is not an eligible guarantor.

In the case of shares being redeemed from an IRA or other qualified retirement account, a statement of whether or not federal income tax should be withheld is needed; otherwise federal tax will automatically be withheld.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

Redemption by Telephone

You may redeem shares by telephone by calling either Fund at (800) 394-5064. In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent at least 15 days before the telephone redemption request. Neither Fund nor the Transfer Agent will be responsible for the authenticity of telephone instructions and will not be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account. Furthermore, you agree to hold harmless and indemnify the Fund, the Transfer Agent, and any affiliated officers, employees, directors, and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with either the written or telephone redemption procedures.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape recorded.


NET ASSET VALUE

Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of a Fund is computed by dividing the value of such Fund's net assets by the total number of shares of such Fund outstanding. The Fund's investments are valued primarily on the basis of market quotations.

Each Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when such Fund does not price its shares. As a result, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem such Fund's shares.


INVESTMENT MANAGEMENT

Each Fund has retained as its investment adviser Ameristock Corporation (the "Adviser"), an investment management organization. Since 1995, the Adviser has acted as the investment adviser to Ameristock Mutual Fund, Inc., another mutual fund. The Adviser manages the investments of each Fund and is responsible for the overall management of the business affairs of the Fund. The Adviser's address is P.O. Box 6919, Moraga, California 94570.

As compensation for its services the Adviser receives an annual fee of 1% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets. The Adviser pays all of the operating expenses of each Fund except for brokerage, taxes, interest and extraordinary expenses.

The portfolio managers of Ameristock Large Company Growth Fund are Andrew Ngim and Robert Nguyen. Mr. Ngim has been a Managing Director of Ameristock Corporation since 1999 and was a benefits consultant with PriceWaterhouseCoopers from 1994 to 1999. Previously, he was employed as a stockbroker and stock analyst with a regional investment banking firm and as an investment consultant with a third party pension administrator. Mr. Nguyen has been a Managing Principal of Ameristock Corporation since 2000 and from 1995 to 1999 was an institutional specialist at Charles Schwab and Co., Inc. Previously, Mr. Nguyen was an equity portfolio manager with Bank of America and a stockbroker and stock analyst with Morgan Stanley Dean Witter.


The portfolio managers of Ameristock Focused Value Fund are Nicholas D. Gerber and Howard Mah. Mr. Gerber has been the Chairman and portfolio manager of Ameristock Mutual Fund, Inc. since its incorporation in 1995 and previously was an equity portfolio manager with Bank of America. Mr. Mah has been a tax and financial consultant in private practice since 1995 and has been a portfolio manager for the Adviser since joining the Adviser on December 26, 2000.

DIVIDENDS AND TAXES

Each Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in such Fund as of the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments on the Application to Buy Shares.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Each Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions may be both dividends and capital gains. Generally, distributions from each Fund are expected to be primarily capital gains distributions. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


OTHER INFORMATION

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 has been retained to act as the custodian of each Fund's investments.

Maxus Information Systems (dba Mutual Shareholder Services) 1301 East Ninth Street, Suite 1005, Cleveland, Ohio 44114, is the transfer agent and dividend paying agent of each Fund.

McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected to serve as independent certified public accountants of each Fund and, as such, audits the annual financial statements of each Fund.

McDonald, Hopkins, Burke & Haber Co., L.P.A., 2100 Bank One Center, 600 Superior Avenue, East, Cleveland, OH 44114-2653, is legal counsel to each Fund and the Adviser.

                       AMERISTOCK LARGE COMPANY GROWTH FUND

                          AMERISTOCK FOCUSED VALUE FUND


A Statement of Additional Information ("SAI") dated December 26, 2000 is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge and to make shareholder inquires, call either Fund at (800) 394-5064 or visit the Fund's Internet site at http://www.ameristock.com.


Information about each Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can call 202-942-8090 for information on the Public Reference Room's operations and copying charges.

         Ameristock Mutual Funds
         P.O. Box 6919
         Moraga, California 94570

         Investment Adviser
         Ameristock Corporation
         P.O. Box 6919
         Moraga, California 94570

         Custodian
         Firstar Bank, N.A.
         Cincinnati, OH

         Transfer Agent
         Mutual Shareholder Services
         Cleveland, Ohio

         Legal Counsel
         McDonald, Hopkins, Burke & Haber Co., L.P.A.
         Cleveland, Ohio

         Independent Auditor
         McCurdy & Associates CPAs, Inc.
         Westlake, Ohio

Investment Company Act File No. 811-10141

                            APPLICATION TO BUY SHARES

Please check one of the following boxes:

                         Ameristock Large Company Growth Fund
                          Ameristock Focused Value Fund

         Mail to:                               Minimum Investments:
         Ameristock Mutual Funds                Initial:  $1,000
         1301 East Ninth Street                 Subsequent:  $ 100
         Suite 1005
         Cleveland, OH 44114

         ----------------------------           -----------------------------
         Owner                                  Joint Owner

         ----------------------------           -----------------------------
         Address                                Social Security or Tax Id Number

         ----------------------------           -----------------------------
         City State Zip                         Daytime Phone Number

If more than one owner is listed above, then shares will be registered as joint tenants with right of survivorship and not as tenants in common, unless otherwise instructed.

    This investment represents an:

        Initial investment payable to: Ameristock Large Company Growth Fund or
   ---- Ameristock Focused Value Fund:    Amount $
                                                  --------
        Investment wired to account:      Amount $
   ----                                           --------
All income dividends and capital gains distributions will be reinvested in additional shares as stated in the Prospectus unless the box below is checked.

        Please pay all income dividends and capital gains distributions in cash.
   ----
I am a U.S. Citizen [Yes] [No] (circle one)

The Internal  Revenue  Service (IRS)  requires each taxpayer to provide a Social
Security  or  Taxpayer   Identification   Number  and  to  make  the   following
certifications. I certify under penalty of perjury that:

    1.  The Social Security or Tax ID number stated above is correct.
    2.  I am not subject to backup withholding because:*
        a)  The IRS has not informed me that I am subject to backup withholding.
        b) The IRS has notified me that I am no longer subject to backup withholding.

* If this statement is not true and you are subject to backup withholding, cross out Section 2. I/We, the undersigned, have received a copy of the current Prospectus of the Ameristock Large Company Growth Fund/Ameristock Focused Value Fund and are purchasing Fund shares in accordance with its provisions. I/We further certify that the undersigned is of legal age and has full legal capacity to make this purchase. The purchase price shall be the net asset value next determined following receipt of the application by the Transfer Agent, if the application is accepted. This application cannot be processed unless accompanied by payment.


---------------------------
Signature of Owner /Date

                      AMERISTOCK LARGE COMPANY GROWTH FUND

                          AMERISTOCK FOCUSED VALUE FUND


STATEMENT OF ADDITIONAL INFORMATION


December 26, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Ameristock Large Company Growth Fund and Ameristock Focused Value Fund (each "Fund" and collectively, the "Funds") dated December 26, 2000. To obtain a copy of the Prospectus, without charge, please write to the Funds at P.O. Box 6919, Moraga, CA 94570 or call (800) 394-5064.


                                TABLE OF CONTENTS

                 Investments and Risks                   1
                 Management Agreement                    6
                 Management of the Fund                  7
                 Ownership of Shares                     8
                 Portfolio Turnover                      8
                 Portfolio Transactions and Brokerage    8
                 Share Redemptions                       8
                 Taxation of the Fund                    9
                 Performance Information                 9
                 Additional Information                 11



                              INVESTMENTS AND RISKS

Classification

Ameristock Large Company Growth Fund is a diversified, open-end management investment company. Ameristock Focused Value Fund is a non-diversified, open-end management investment company.

Information on Each Fund's Investments

Each Fund has an investment objective of seeking capital appreciation. The principal investment strategies used by each Fund to pursue this objective, together with the principal risks of investing in each Fund, are described in the Prospectus under the headings "Risk/Return Summary - Ameristock Large Company Growth Fund" and "Risk/Return Summary - Ameristock Focused Value Fund".

Described  below  are  (i)  certain  other  investment   strategies   (including
strategies to invest in particular types of securities) which are not principal strategies and (ii) the risks of those strategies:


Convertible Securities. Each Fund may invest in securities convertible into common or preferred stock. Such securities allow the holder to convert the securities into another specified security of the same issuer at a specified conversion ratio at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. To the extent that any convertible security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

Preferred Stocks. In selecting preferred stocks, the Investment Advisor will use its selection criteria for either common stocks or debt securities, depending on the Investment Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.


Securities Lending. Securities lending allows each Fund to retain ownership of the securities loaned out and, at the same time, to earn additional income. Each Fund may lend its portfolio securities constituting up to 30% of its net assets. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will only be made to U.S. or foreign banks or broker-dealers which have been rated within the two highest grades assigned by Standard & Poor's or Moody's, or which have been determined by the Investment Adviser to be of equivalent quality. Furthermore, securities will only be lent if, in the judgement of the Investment Adviser, the consideration to be earned from such loans justify the risk.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Risks of securities lending are (i) loss of rights in the loaned securities should the borrower fail financially and (ii) investment losses on the loaned securities.

Illiquid Investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Investment Adviser determines the liquidity of each Fund's investments and, through reports from the Investment Adviser, the Board of Trustees monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Investment Adviser may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). The Fund may not invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities.

Foreign Exposure. Each Fund may invest in (i) stocks of U.S. headquartered companies having substantial foreign operations or (ii) foreign stocks. These stocks involve certain inherent risks that are different from those of other companies, including political or economic instability of the foreign country or countries, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, these stocks may be subject to greater price fluctuations than securities of other companies.

Options. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security or index (in the case of a call option) or to sell a specified security or index (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. Each Fund may write a call or put option only if the option is "covered". This means so long as the Fund is obligated as the writer of a call option, it will hold the underlying security subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as on the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instruments on which they are purchased or sold.

A Fund's purchase of a put option on a security might be designated to protect its holdings in the underlying instrument (or, in some cases a similar instrument) against substantial declines in the market value by giving the Fund the right to sell such instrument at the option exercise price. A Fund's purchase of a call option on a security or index might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The value of the underlying securities on which the options may be written at any one time will not exceed 15% of either Fund's total assets. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of the Fund's total assets at the time of purchase.

Even though a Fund will receive the option premium to help protect it against a loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or
(vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Futures. Each Fund's use of options and financial futures thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management, or other portfolio management purposes. Typically, maintaining a futures contract requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified asset (initial margin) which is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation or maintenance margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on a futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential variation or maintenance margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into offsetting transactions but there can be no assurance that the position can be offset prior to settlement at an advantageous price, not that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the value of the face amount of the open futures contracts and options thereon would exceed 25% of the Fund's total assets.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position was closed, which could result in a decrease in the Fund's net asset value. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption or normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Segregated Accounts. Futures contracts, options, and options on futures contracts require a Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

Fixed Income Securities. Each Fund may invest in fixed income securities (corporate debt securities, bank certificates of deposit, bank checking account, and U.S. Government and Agency obligations). All of Ameristock Large Company Growth Fund's fixed income securities must be rated within the top three categories of safety according to rating service companies like Standard & Poor's, Moody's, Fitch, or Duff & Phelps at the time of the investment or, if not rated, must then be determined by the Investment Adviser to be of comparable quality. Fixed income securities prices fluctuate inversely with interest rate movements. Other fixed income risk factors include default risk.

High-Yield Securities - Ameristock Focused Value Fund. Ameristock Focused Value Fund may, from time to time, invest in lower-rated securities (rated BBB or lower by Standard & Poor's Corporation Rating Service) or in unrated securities, when, in the view of the Adviser, such investments are consistent with the Fund's investment objective. Certain risk factors that investors should recognize as being associated with the Adviser's discretion to invest in such securities are set forth below.

In general, when interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. Prices of lower-rated securities (also sometimes referred to as "high-yield" securities) have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities.

The values of lower-rated securities tend to reflect individual corporate developments to a greater extent than higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Further, securities rated BB or lower by Standard & Poor's are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. In some cases, such securities are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to receive payments when senior securities are in default or to recover full principal. Many issuers of lower-rated corporate debt securities are substantially leveraged, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Upon any default, the Fund may incur additional expenses to the extent it is required to seek recovery of the payment of principal or interest on the relevant portfolio holding.

In addition, lower-rated securities may tend to trade in markets that are relatively less liquid than the market for higher rated securities. It is thus possible that the Fund's ability to dispose of such securities, when its investment adviser deems it desirable to do so, may be limited. The lack of a liquid secondary market may also have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to met the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. In addition, a less liquid market may interfere with the ability of the Fund to accurately value lower-rated securities and, consequently, value the Fund's assets. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly-traded market.

The market for "high-yield" fixed-income securities has not weathered a major economic recession and it is unknown what effect a recession might have on such securities. It is likely, however, that any such recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn would adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Standard & Poor's Corporation ("S&P") is a private service that provides rates of the credit quality of debt obligations. These ratings represents S&P's opinion as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its ratings may be reduced.

Other Investment Companies. Each Fund may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940. Each Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. To the extent that a Fund invests in other investment companies, an investor in the Fund will bear not only his proportionate share of the expenses of the Fund but also indirectly similar expenses of the underlying investment companies in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses.

Policies

Unless otherwise noted, whenever an investment policy states a maximum percentage of either Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such a standard or percentage will be determined immediately after and as a result of such Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with such Fund's investment objectives and policies.


Each Fund's fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. The following are each Fund's fundamental investment policies set forth in their entirety. The Fund may not:


         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         2. purchase the securities of any issuer if such purchase, at the time thereof, would cause the Fund to fail to satisfy the requirements of the Internal Revenue Code Section 851(b)(3) (or any successor provision), as amended;

         3. issue senior securities, except as permitted under the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff;

         4. borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that immediately after such borrowing, the Fund has asset coverage (as defined in the Investment Company Act of 1940) of at least 300%;

         5. act as an underwriter of securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         6. invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities;

         7. (a) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities), (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin.

         8. purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase and sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

         9. make loans, except the Fund may (i) purchase and hold debt securities in accordance with its investment objective and policies, and (ii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.


In addition, it is a fundamental investment policy of Ameristock Large Company Growth Fund to satisfy the requirements for classification of such Fund as a "diversified" management company within the meaning of the Investment Company Act of 1940.


The foregoing restrictions, as well as each Fund's investment objective of seeking capital appreciation, are fundamental policies that may not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of (a) more than 50% of the Fund's outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy.


MANAGEMENT AGREEMENT

Each Fund employs the Investment Adviser to furnish advisory and other services. Under the Investment Adviser's contract with each Fund, the Investment Adviser acts as Investment Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Adviser, and all personnel of the Fund or of the Investment Adviser performing services relating to research, statistical, and investment activities.

In addition, the Investment Adviser, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.

The Adviser pays all operating expenses of each Fund except for brokerage, taxes, interest, and extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

For the services of the Investment Adviser, each Fund pays as compensation a fee, accrued daily and payable monthly, at an annual rate of 1.00% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets.


MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their business addresses and their principal occupations during the past five years are set forth below. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Investment Adviser are indicated by an asterisk (*).

====================================================================================================================
Name and Business Address       Age          Position Held with Fund          Principal Occupation for Last Five
                                                                                             Years
====================================================================================================================
Nicholas D. Gerber*             (38)    Chairman, President, Treasurer and    President Ameristock Corporation,
P.O. Box 6919                                        Trustee                  Portfolio Manager of the Fund.
Moraga, CA 94570                                                              Portfolio Manager with Bank of America
                                                                              helping to manage over $250 million
                                                                              in commingled and mutual fund accounts
                                                                              (1993-1995).
==============================----------------------------------------------========================================

==============================----------------------------------------------========================================
Stephen J. Marsh                (47)                 Trustee                  Vice-President with FMV Opinions, Inc.
P.O. Box 6919                                                                 (1998-Present).  Managing Director,
Moraga, CA 94570                                                              The Mentor Group (1991-1998).
==============================----------------------------------------------========================================

==============================----------------------------------------------========================================
Alev Efendioglu, PhD.           (58)                 Trustee                  Professor of Management and Small
P.O. Box 6919                                                                 Business Institute Director, McLaren
Moraga, CA 94570                                                              School of Business, University of San
                                                                              Francisco (1977-Present).
====================================================================================================================

====================================================================================================================

The Trustees of the Fund who are employees or Trustees of the Investment Adviser receive no compensation from the Fund. Each of the other Trustees is paid an annual retainer of $1.00 and is reimbursed for the expenses of attending meetings.

Each Fund and the Investment Adviser have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics permits personnel subject to the Code to invest in securities that may be purchased or held by the Fund, except that each such person may not purchase or sell any security which, to his actual knowledge at the time of such purchase or sale (a) is being considered for purchase or sale by the Fund or (b) is being purchased or sold by the Fund.


OWNERSHIP OF SHARES

The only person known by the Funds to be holders of record or beneficially of 5% or more of the shares of either Fund as of November 3, 2000 was Ameristock Corporation, which owned 100% of the shares of each Fund.

As of November 3, 2000, all Officers and Trustees as a group beneficially owned 100% of the outstanding shares of each Fund. The shares of each Fund owned by Ameristock Corporation are deemed to be beneficially owned by Nicholas D. Gerber, Chairman of the Fund and the President and majority shareholder of Ameristock Corporation.

PORTFOLIO TURNOVER

While it is difficult to predict, the Investment Adviser expects that the annual portfolio turnover rate will not exceed 100% for Ameristock Large Company Growth Fund and 200% for Ameristock Focused Value Fund. A greater rate may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to the Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed.


PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund and negotiation of its brokerage commission rate are made by the Investment Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each transaction, the Investment Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.
Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified, determined in good faith by the Investment Adviser, by other aspects of the portfolio execution services offered such as research, economic data, and statistical information about companies and industries, non-inclusive.


SHARE REDEMPTIONS

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by each Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; for any period during which an emergency exists as a result of (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; and (3) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

The value of shares of each Fund on redemption may be more or less than the shareholder's cost, depending upon market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

TAXATION OF THE FUNDS

Each Fund intends to qualify each year as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Qualification as a regulated investment company will result in each Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. If these requirements are not met, a Fund will not receive special tax treatment and will pay federal income tax, thus reducing the total return of the Fund.

Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state or local taxes.


PERFORMANCE INFORMATION

From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Each Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, each Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

From time to time, each Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market or certificate of deposit accounts. In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time advertising materials for the Fund may refer to, or include commentary by the Fund's portfolio managers relating to their respective investment strategies, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, advertising materials for the Funds may include information concerning retirement and investing for retirement, including information provided by the Social Security Administration, and may refer to the approximate number of then current Fund shareholders.

Each Fund may compare its performance to various capital markets such as common stocks, long-term government bonds, Treasury bills, and the U.S. rate of inflation as these figures are provided by Ibbotsen Associates and other independent organizations. Each Fund may also use the performance of these capital markets in order to demonstrate general risk versus reward investment scenarios. In addition, each Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares may be more or less than their original cost.

Total returns quoted in advertising reflect all aspects of a Fund's return including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, the Fund's performance is not consistent over time, but changes from year to year, and that average annual returns represent figures as opposed to the actual year-to-year performance of the Fund. The formula for determining annual average total return expressed as a percentage is:

                  T = (ERV/P) 1/n - 1

         Where:

                  T = average  annual  total return
                  P = a  hypothetical  initial investment  of  $1,000
                  n =  number  of  years.
                  EVR = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage change or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their component parts of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contribution to total return.


ADDITIONAL INFORMATION

Each Fund is an open-end management investment company and is a portfolio of Davis Park Series Trust, a Delaware business trust organized on August 17, 2000 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of each Fund. Each share of each Fund has equal voting, dividend, distribution and liquidation rights. In the event that Ameristock Corporation ceases to be the investment advisor, the right of each Fund to use the identifying name "Ameristock" may be withdrawn.

Firstar Bank, N.A., Cincinnati, Ohio, is the custodian of the assets of each Fund. The custodian is responsible for the safekeeping of each Fund's assets and the appointment of sub-custodians and clearing agencies. The custodian takes no part in determining the investment policies of either Fund or in deciding which securities are purchased or sold by each Fund. Each Fund may, however, invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Investment Adviser, its Officers and Directors, and the Fund's Trustees may from time to time have transactions with various banks, including banks servings as custodians for assets advised by the Investment Adviser. There have been no transactions of this sort to date with the Custodian.

The Financial Statements of the Fund included in this Statement of Additional Information have been so included in reliance on the report of McCurdy & Associates, Inc., independent certified public accountant, given on the authority of that firm as experts in accounting and auditing.

[Financial Statements to follow this page]

To The Shareholders and Trustees
Davis Park Series Trust:

We have audited the accompanying statement of assets and liabilities of Davis Park Series Trust (comprising, respectively, Ameristock Large Company Growth Fund and Ameristock Focused Value Fund) as of November 6, 2000. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of November 6, 2000, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the respective portfolios constituting the Davis Park Series Trust as of November 6, 2000, in conformity with generally accepted accounting principles.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 6, 2000

                             DAVIS PARK SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 6, 2000

                                                  Ameristock        Ameristock
                                                 Large Company       Focused
                                                  Growth Fund       Value Fund

ASSETS:
    Cash in Bank                                     $10,000         $90,000
                                                     -------         -------

         Total Assets                                $10,000         $90,000
                                                     -------         -------


LIABILITIES:                                         $     0         $     0
                                                     -------         -------

         Total Liabilities                           $     0         $     0
                                                     -------         -------



NET ASSETS                                           $10,000         $90,000
                                                     -------         -------


NET ASSETS CONSIST OF:
  Capital Paid In                                    $10,000         $90,000
                                                     -------         -------


OUTSTANDING SHARES                                    666.67        6,000.00


NET ASSET VALUE PER SHARE                             $15.00          $15.00


OFFERING PRICE PER SHARE                              $15.00          $15.00








                          See Accountants' Audit Report

                             DAVIS PARK SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                November 6, 2000


1.  ORGANIZATION
        Each Fund is an open-end management investment company and is a portfolio of Davis Park Series Trust, a Delaware business trust organized on August 17, 2000 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of each Fund. Each share of each Fund has equal voting, dividend, distribution and liquidation rights. In the event that Ameristock Corporation ceases to be the investment adviser, the right of each Fund to use the identifying name "Ameristock" may be withdrawn.

        The primary investment objective of the Ameristock Large Company Growth Fund is to seek capital appreciation.

        The primary investment objective of the Ameristock Focused Value Fund is to seek capital appreciation.

        Each Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 666.67 shares of Ameristock Large Company Growth Fund and 6,000.00 shares of Ameristock Focused Value Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS
        The only person known by the Funds to be holders of record or beneficially of 5% or more of the shares of either Fund as of November 6, 2000 was Ameristock Corporation, which owned 100% of the shares of each Fund.

        As of November 6, 2000, all Officers and Trustees as a group beneficially owned 100% of the outstanding shares of each Fund. The shares of each Fund owned by Ameristock Corporation are deemed to be beneficially owned by Nicholas D. Gerber, Chairman of the Fund and the President and majority shareholder of Ameristock Corporation.

        Each Fund employs Ameristock Corporation (the "Investment Adviser") to furnish advisory and other services. Under the Investment Adviser's contract with each Fund, the Investment Adviser acts as Investment
        Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Adviser, and all personnel of the Fund or of the Investment Adviser performing services relating to research, statistical, and investment activities.

        In addition, the Investment Adviser, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the

                             DAVIS PARK SERIES TRUST
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                November 6, 2000


 2.  RELATED PARTY TRANSACTIONS (Cont'd)
         Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.

        The Adviser pays all operating expenses of each Fund except for brokerage, taxes, interest, extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

        For the services of the Investment Adviser, each Fund pays as compensation a fee, accrued daily and payable monthly, at an annual rate of 1.00% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets.

3.  CAPITAL STOCK AND DISTRIBUTION
         At November 6, 2000 paid in capital amounted to $10,000 for Ameristock Large Company Growth Fund and $90,000 for Ameristock Focused Value Fund. Transactions in capital stock were as follows:

                                                 Ameristock         Ameristock
                                                Large Company        Focused
                                                 Growth Fund        Value Fund

          Shares Sold                              666.67           6,000.00

          Shares Redeemed                               0                  0
                                                 ----------        ----------

          Net Increase                             666.67           6,000.00
                                                 ----------        ----------

          Shares Outstanding                       666.67           6,000.00
                                                 ----------        ----------

                                     PART C

                                OTHER INFORMATION


Item 23.  Exhibits.

          Exhibit  Description

                    a                        Declaration of Trust*

                    b                        By-Laws*

                    c                        None

                    d                        Management Agreement

                    e                        None

                    f                        None

                    g                        Custody Agreement

                    h(1)                     Transfer Agent Agreement

                    h(2)                     Accounting Services Agreement

                    i                        Opinion and Consent

                    j                        Consent of Independent Auditors

                    k                        None

                    l                        Subscription Agreement

                    m                        None

                    n                        Financial Data Schedule*

                    p                        Code of Ethics
4
*Previously filed.

Item 24. Persons Controlled by or Under Common Control with Registrant.

         The Fund and the Adviser may be deemed to be under common control of Nicholas D. Gerber, the Chairman of the Fund and President of the Adviser.

Item 25. Indemnification.

         Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust filed as Exhibit a. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

         None.

Item 27. Principal Underwriters.

         Not applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 127 Devin Road, Moraga, California 94556 and the Transfer Agent at The Tower at Erieview, Suite 1005, 1301 East Ninth Street, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Firstar Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Moraga, State of California, on the 6th day of December, 2000.



                                               DAVIS PARK SERIES TRUST


                                               By:  Nicholas D. Gerber, Chairman


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


    Signature                         Title                          Date

Nicholas D. Gerber         Chairman, President, Treasurer      December 6, 2000
                                   and Trustee
Alev Efendioglu, PhD                 Trustee                   December 6, 2000

Stephen J. Marsh                     Trustee                   December 6, 2000

MUTUAL.196221.DOC
                                    Exhibit d
                              MANAGEMENT AGREEMENT


         THIS MANAGEMENT AGREEMENT (the "Management Agreement") is made and entered into this 3rd day of September, 2000, by and between Davis Park Series Trust (the "Trust") and Ameristock Corporation (the "Investment Advisor").


                                    RECITALS:

         The Trust and the Investment Advisor desire to enter into a Management Agreement between them to read as set forth below.

         NOW, THEREFORE, the Trust and the Investment Advisor agree as follows:

         1. The Trust hereby employs the Investment Advisor to act as investment adviser for its investment portfolios Ameristock Large Company Growth Fund, Ameristock Focused Value Fund and such other investment portfolios as the Trust may from time to time create (individually, a "Fund" or collectively, the "Funds"). The Investment Advisor shall regularly provide each Fund with continuing investment advice and management for such Fund's portfolio consistent with the Fund's investment objective, policies and restrictions as provided for in the Fund's Prospectus and Statement of Additional Information, determine what securities shall be purchased, held and sold for the portfolio of the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Declaration of Trust of the Trust, the Investment Company Act of 1940 (the "1940 Act"), the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust from time to time may establish.

         2. The Investment Advisor shall render administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company ncluding, but not limited to, preparing reports and notices to the Board of Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to each Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants, and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investors and public relations matters; monitoring the valuation of securities and the calculation of net asset value, monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget;
processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Board of Trustees.

         The Investment Advisor shall furnish at its own expense office space to each Fund and all necessary office facilities, equipment and personnel for managing the assets of the Fund. The Investment Advisor also shall pay for expenses of marketing shares of each Fund, all expenses in determination of daily price computations, placement of securities orders (excluding brokerage commissions) and related bookkeeping.

         The Investment Advisor shall pay all other operating expenses of each Fund with the exception of brokerage, taxes, interest and extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses), which shall be paid by each Fund.

         3. The Investment Advisor shall receive, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 1.00% of Ameristock Large Company Growth Fund's net assets and 1.35% of Ameristock Focused Value Fund's net assets. On days for which the values of a Fund's net assets are not determined, the fee shall be accrued on the most recently determined net assets adjusted for subsequent daily income and expense accruals.

         4. The Management Agreement shall continue for a period of two years from the date of the agreement and the Board of Trustees shall approve at least annually or the shareholders shall vote a majority of the outstanding voting securities of the Fund annually to continue this Management Agreement, provided that in either event the continuance is also approved by a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Investment Advisor by vote cast in person at a meeting called for the purpose of voting such approval.

         5. The Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Trustees or by vote of a majority of the holders of the Fund's shares, or, on not less than 90 days' notice, by the Investment Advisor. This Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         6. A Fund may use the name Ameristock only so long as this Management Agreement or any extension, renewal or amendment thereof remains in effect as to such Fund and with the permission of the Investment Advisor.

         7. The Investment Advisor shall not be liable for any errors of judgment or mistakes of law or for any loss suffered by the Fund in connection with matters to which this Management Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Advisor in the performance of its obligations and duties under this Management Agreement.


DAVIS PARK SERIES TRUST

By:      /s/ Nicholas D. Gerber
         Nicholas D. Gerber, Chairman


AMERISTOCK CORPORATION

By:      /s/ Nicholas D. Gerber
         Nicholas D. Gerber, President

                                    EXHIBIT g
                                CUSTODY AGREEMENT


         This AGREEMENT, dated as of September 16, 2000, by and between Davis Park Series Trust (the "Trust"), a business trust organized under the laws of the State of Delaware, acting with respect to each series or portfolio of the Trust as listed on Exhibit D hereto (as such Exhibit may be amended from time to time) (collectively the "Funds" and individually a "Fund"), and Firstar Bank N.A., a national banking association (the "Custodian").


                                   WITNESSETH:

         WHEREAS, the Trust desires that each Fund's Securities and cash be held and administered by the Custodian pursuant to this Agreement; and

         WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Custodian represents that it is a bank having the qualifications prescribed in Section 26(a)(1) of the 1940 Act;

         NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and the Custodian hereby agree as follows:


                                    ARTICLE I
                                   DEFINITIONS

         Whenever used in this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

         1.1 "Authorized Person" means any Officer or other person duly authorized by resolution of the Board of Trustees to give Oral Instructions and Written Instructions on behalf of the Funds and named in Exhibit A hereto or in such resolutions of the Board of Trustees, certified by an Officer, as may be received by the Custodian from time to time.

         1.2 "Board of Trustees" shall mean the Trustees from time to time serving under the Trust's Declaration of Trust, as from time to time amended.

         1.3 "Book-Entry System" shall mean a federal book-entry system as provided in Subpart O of Treasury Circular No. 300, 31 CFR 306, in Subpart B of 31 CFR Part 350, or in such book-entry regulations of federal agencies as are substantially in the form of Subpart O.

         1.4 "Business Day" shall mean any day recognized as a settlement day by The New York Stock Exchange, Inc. and any other day for which the Trust computes the net asset value of Shares of one or more of the Funds.

         1.5  "Foreign   Depository"   shall  mean  and  include  any  "Eligible
Securities  Depository",  as that term is defined  in Rule 17f-7  under the 1940
Act.

         1.6 "Fund Custody Account" shall mean any of the accounts in the name of the Trust, which is provided for in Section 3.2 below.

         1.7 "NASD" shall mean The National Association of Securities Dealers, Inc.

         1.8 "Officer" shall mean the Chairman, President, any Vice President, any Assistant Vice President, the Secretary, any Assistant Secretary, the Treasurer, or any Assistant Treasurer of the Trust.

         1.9 "Oral Instructions" shall mean instruction orally transmitted to and accepted by the Custodian because such instructions are (i) reasonably believed by the Custodian to have been given by an Authorized Person and (ii) orally confirmed by the Custodian. The Trust shall cause all Oral Instructions to be confirmed by Written Instructions prior to the end of the next Business Day. If such Written Instructions confirming Oral Instructions are not received by the Custodian prior to a transaction, it shall in no way affect the validity of the transaction or the authorization thereof by the Trust. If Oral Instructions vary from the Written Instructions which purport to confirm them, the Custodian shall notify the Trust of such variance but such Oral Instructions will govern unless the Custodian has not yet acted.

         1.10 "Proper Instructions" shall mean Oral Instructions or Written Instructions. Proper Instructions may be continuing Written Instructions when deemed appropriate by both parties.

         1.11 "Securities Depository" shall mean The Depository Trust Company and (provided that Custodian shall have received a copy of a resolution of the Board of Trustees, certified by an Officer, specifically approving the use of such clearing agency as a depository for the Fund) any other clearing agency registered with the Securities and Exchange Commission under Section 17A of the Securities and Exchange Act of 1934, as amended (the "1934 Act"), which acts as a system for the central handling of Securities where all Securities of any particular class or series of an issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of the Securities.

         1.12 "Securities" shall include, without limitation, common and preferred stocks, bonds, call options, put options, debentures, notes, bank certificates of deposit, bankers' acceptances, mortgage-backed securities or other obligations or securities, and any certificates, receipts, warrants or other instruments or documents representing rights to receive, purchase or subscribe for the same, or evidencing or representing any other rights or interests therein, or any similar property or assets that the Custodian has the facilities to clear and to service.

         1.13 "Shares" shall mean, with respect to a Fund, the units of beneficial interest issued by the Trust on account of the Fund.

         1.14 "Sub-Custodian" shall mean and include (i) any branch of a "U.S. Bank," as that term is defined in Rule 17f-5 under the 1940 Act, (ii) any "Eligible Foreign Custodian," as that term is defined in Rule 17f-5 under the 1940 Act, having a contract with the Custodian which the Custodian has determined will provide reasonable care of assets of the Funds based on the standards specified in Section 3.3 below. Such contract shall include provisions that provide: (I) for indemnification or insurance arrangements (or any combination of the foregoing) such that the Funds will be adequately protected against the risk of loss of assets held in accordance with such contract; (ii) that the Funds' assets will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the Sub-Custodian or its creditors except a claim of payment for their safe custody or administration, in the case of cash deposits, liens or rights in favor of creditors of the Sub-Custodian arising under bankruptcy, insolvency, or similar laws: (iii) that beneficial ownership for the Funds' assets will be freely transferable without the payment of money or value other than for safe custody or administration;
(iv) that adequate records will be maintained identifying the assets as belonging to the Funds or as being held by a third party for the benefit of the Funds; (v) that the Funds' independent public accountants will be given access to those records or confirmation of the contents of those records; and (vi) that the Funds will receive periodic reports with respect to the safekeeping of the Funds' assets, including, but not limited to, notification of any transfer to or from a Fund's account or a third party account containing assets held for the benefit of the Fund. Such contract my contain, in lieu of any or all of the provisions specified above, such other provisions that the Custodian determines will provide, in their entirety, the same or a greater level of care and protection for Fund assets as the specified provisions, in their entirety.

         1.15 "Written Instructions" shall mean (i) written communications actually received by the Custodian and signed by an Authorized Person, (ii) communications by telex or any other such system from one or more persons reasonably believed by the Custodian to be Authorized Persons, or (iii) communications between electro-mechanical or electronic devices provided that the use of such devices and the procedures for the use thereof shall have been approved by resolutions of the Board of Trustees, a copy of which, certified by and Officer, shall have been delivered to the Custodian.


                                   ARTICLE II
                            APPOINTMENT OF CUSTODIAN

         2.1  Appointment.   The  Trust  hereby  constitutes  and  appoints  the
Custodian as custodian of all Securities and cash owned by or in the possession of the Funds at any time during the period of this Agreement.

         2.2 Acceptance. The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

         2.3 Documents to be Furnished. The following documents, including any amendments thereto, will be provided contemporaneously with the execution of this Agreement to the Custodian by the Trust:

         A copy of the Declaration of Trust of the Trust certified by the Trust's Secretary;

         A copy of the Bylaws of the Trust certified by the Trust's Secretary;

         A copy of the resolution of the Board of Trustees of the Trust appointing the Custodian,certified by the Trust's Secretary;

         A copy of the then current Prospectus of the Funds; and

         A certification of the Chairman and Secretary of the Trust setting forth the names and signatures of the current Officers of the Trust and other Authorized Persons.

         2.4 Notice of Appointment of Dividend and Transfer Agent. The Trust agrees to notify the Custodian in writing of the appointment, termination or change in appointment of any Dividend and Transfer Agent for the Fund.

                                   ARTICLE III
                         CUSTODY OF CASH AND SECURITIES

         3.1 Segregation. All Securities and non-cash property held by the Custodian for the account of a Fund (other than Securities maintained in a Securities Depository or Book-Entry System) shall be physically segregated from other Securities and non-cash property in the possession of the Custodian (including the Securities and non-cash property of the other Funds) and shall be identified as subject to this Agreement.

         3.2 Fund Custody Accounts. As to each Fund, the Custodian shall open and maintain in its trust department a custody account in the name of the Trust coupled with the name of the Fund, subject only to draft or order of the Custodian in which the Custodian shall enter and carry all Securities, cash and other assets of such Fund which are delivered to it.

         3.3 Appointment of Agents. (a) In its discretion and subject to subsection (b) below, the Custodian may appoint one or more Sub-Custodians to hold Securities and cash of the Funds and to carry out such other provisions of this Agreement as it may determine, provided, however, that the appointment of any such agents and maintenance of any Securities and cash of the Fund shall be at the Custodian's expense and shall not relieve the Custodian of any of its obligations or liabilities under this Agreement.

         (b) If, after the initial appointment of Sub-Custodians by the Custodian in connection with this Agreement, the Custodian wishes to appoint other Sub-Custodians to hold property of the Funds, it will promptly notify the Trust and provide it with information it considered in connection with its determination of any such new Sub-Custodian's eligibility under Rule 17f-5 under the 1940 Act.

         (c) Each agreement between the Custodian and each Sub-Custodian acting hereunder shall contain the required provisions set forth in Rule 17f-5(c)(2)

         (d) Upon request the Custodian shall provide written reports notifying the Board of Trustees of the placement of the Securities and cash of the Funds with a particular Sub-Custodian and of any material changes in the Funds' arrangements. The Custodian shall promptly take such steps as may be required to withdraw assets, as soon as reasonably practicable, of the Funds from any Sub-Custodian that has ceased to meet the requirements of Rule 17f-5 under the 1940 Act.

         (e) Prior to appointing a Sub-Custodian with respect to a Fund, the Custodian shall have established a system to monitor the appropriateness of maintaining the Fund's assets with a particular Sub-Custodian and the contract governing the Fund's arrangements with such Sub-Custodian.

         (f) Prior to maintaining assets of a Fund with a Foreign Depository, the Custodian shall provide the Trust with an analysis of the custodial risks of using such Foreign Depository, which analysis shall include, at a minimum, the following: (i) the Foreign Depository's expertise and market reputation; (ii) the quality of its services, (iii) its financial strength; (iv) any insurance or indemnification arrangements; (v) the extent and quality of regulation and independent examination of the Foreign Depository; (vi) its standing in published ratings; (vii) its internal controls and other procedures for safeguarding investments; and (viii) any related legal proceedings. The Custodian will monitor each Foreign Depository on a continuing basis and shall notify the Trust of any material changes in risks associated with using the Foreign Depository.

         (g) With respect to its responsibilities under this Section 3.3, the Custodian hereby warrants to the Trust that it agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of property of the Funds would exercise. The Custodian further warrants that a Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the relevant market, if maintained with each Sub-Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation: (i) the Sub-Custodian's practices, procedures, and internal controls, including but not limited to the physical protection available for certificated securities (if applicable), the method of keeping custodial records, and the security and data protection practices; (ii) whether the Sub-Custodian has the requisite financial strength to provide reasonable care for Fund assets; (iii) the Sub-Custodian's general reputation and standing and, in the case of a Securities Depository, the Securities Depository's operating history and number of participants; and (iv) whether the Fund will have jurisdiction over and be able to enforce judgments against the Sub-Custodian, such as by virtue of the existence of any offices of the Sub-Custodian in the United States or the Sub-Custodian's consent to service of process in the United States.

         3.4 Delivery of Assets to Custodian. The Trust shall deliver, or cause to be delivered, to the Custodian all of the Funds' Securities, cash and other assets, including (a) all payments of income, payments of principal and capital distributions received by the Funds with respect to such Securities, cash or other assets owned by the Funds at any time during the period of this Agreement, and (b) all cash received by the Funds for the issuance, at any time during such period, of Shares. The Custodian shall not be responsible for such Securities, cash or other assets until actually received by it.

         3.5 Securities Depositories and Book-Entry Systems. The Custodian may deposit and/or maintain Securities of the Funds in a Securities Depository or in a Book-Entry System, subject to the following provisions:

         (a) Prior to a deposit of Securities of the Funds in any Securities Depository or Book-Entry System, the Trust shall deliver to the Custodian a resolution of the Board of Trustees, certified by an Officer, authorizing and instructing the Custodian on an on-going basis to deposit in such Securities Depository or Book-Entry System all Securities eligible for deposit therein and to make use of such Securities Depository or Book-Entry System to the extent possible and practical in connection with its performance hereunder, including, without limitation, in connection with settlements of purchases and sales of Securities, loans of Securities, and deliveries and returns of collateral consisting of Securities.

         (b) Securities of the Funds kept in a Book-Entry System or Securities Depository shall be kept in an account ("Depository Account") of the Custodian in such Book-Entry System or Securities Depository which includes only assets held by the Custodian as a fiduciary, custodian or otherwise for customers.

         (c) The records of the Custodian with respect to Securities of a Fund maintained in a Book-Entry System or Securities Depository shall, by book-entry, identify such Securities as belonging to such Fund.

         (d) If Securities purchased by a Fund are to be held in a Book-Entry System or Securities Depository, the Custodian shall pay for such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that such Securities have been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such payment and transfer for the account of such Fund. If Securities sold by a Fund are held in a Book-Entry System or Securities Depository, the Custodian shall transfer such Securities upon (i) receipt of advice from the Book-Entry System or Securities Depository that payment for such Securities has been transferred to the Depository Account, and (ii) the making of an entry on the records of the Custodian to reflect such transfer and payment for the account of such Fund.

         (e) The Custodian shall provide the Trust with copies of any report (obtained by the Custodian from a Book-Entry System or Securities Depository in which Securities of the Fund are kept) on the internal accounting controls and procedures for safeguarding Securities deposited in such Book-Entry System or Securities Depository.

         (f) Anything to the contrary in this Agreement notwithstanding, the Custodian shall be liable to the Trust for any loss or damage to the Fund resulting (i) from the use of a Book-Entry System or Securities Depository by reason of any negligence or willful misconduct on the part of Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above or any of its or their employees, or (ii) from failure of Custodian or any such Sub-Custodian to enforce effectively such rights as it may have against a Book-Entry System or Securities Depository. At its election, the Trust shall be subrogated to the rights of the Custodian with respect to any claim against a Book-Entry System or Securities Depository or any other person from any loss or damage to the Fund arising from the use of such Book-Entry System or Securities Depository, if and to the extent that the Funds has not been made whole for any such loss or damage.

         3.6 Disbursement of Moneys from Fund Custody Account. Upon receipt of Proper Instructions, the Custodian shall disburse moneys from the Fund Custody Account but only in the following cases:

         (a) For the purchase of Securities for the Fund but only in accordance with Section 4.1 of this Agreement and only (i) in the case of Securities (other than options on Securities, futures contracts and options on futures contracts), against the delivery to the Custodian (or any Sub-Custodian appointed pursuant to Section 3.3 above) of such Securities registered as provided in Section 3.9 below or in proper form for transfer, or if the purchase of such Securities is effected through a Book-Entry System or Securities Depository, in accordance with the conditions set forth in Section 3.5 above; (ii) in the case of options on Securities, against delivery to the Custodian (or such Sub-Custodian) of such receipts as are required by the customs prevailing among dealers in such options; (iii) in the case of futures contracts and options on futures contracts, against delivery to the Custodian (or such Sub-Custodian) of evidence of title thereto in favor of the Fund or any nominee referred to in Section 3.9 below; and (iv) in the case of repurchase or reverse repurchase agreements entered into between the Trust and a bank which is a member of the Federal
Reserve System or between the Trust and a primary dealer in U.S. Government securities, against delivery of the purchased Securities either in certificate form or through an entry crediting the Custodian's account at a Book-Entry System or Securities Depository with such Securiies;

         (b) In connection with the conversion, exchange or surrender, as set forth in Section 3.7(f) below, of Securities owned by the Fund;

         (c) For the payment of any dividends or capital gain distributions declared by a Fund;

         (d) In payment of the redemption price of Shares as provided in Section
 5.1 below;

         (e) For the payment of any expense or liability incurred by the Fund, including but not limited to the following payments for the account of the Fund: interest; taxes; administration, investment advisory, accounting, auditing, transfer agent, custodian, trustee and legal fees; and other operating expenses of the Fund; in all cases, whether or not such expenses are to be in whole or in part capitalized or treated as deferred expenses; For transfer in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

         (f) For transfer in accordance with the provision of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund;

         (g) For the funding of any uncertificated time deposit or other interest-bearing account with any banking institution (including the Custodian), which deposit or account has a term of one year or less; and

         (i) For any other proper purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board of Trustees, certified by an Officer, specifying the amount and purpose of such payment, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom such payment is to be made.

         3.7 Delivery of Securities from Fund Custody Account. Upon receipt of Proper Instructions, the Custodian shall release and deliver Securities from a Fund Custody Account but only in the following cases:

         (a) Upon the sale of Securities for the account of the Fund but only against receipt of payment therefor in cash, by certified or cashiers check or bank credit;

         (b) In the case of a sale effected through a Book-Entry System or Securities Depository, in accordance with the provisions of Section 3.5 above;

         (c) To an offeror's depository agent in connection with tender or other similar offers for Securities of the Fund; provided that, in any such case, the cash or other consideration is to be delivered to the Custodian;

         (d) To the issuer thereof or its agent (i) for transfer into the name of the Fund, the Custodian or any Sub-Custodian appointed pursuant to Section
3.3 above, or of any nominee or nominees of any of the foregoing, or (ii) for exchange for a different number of certificates or other evidence representing the same aggregate face amount or number of units; provided that, in any such case, the new Securities are to be delivered to the Custodian;

         (e) To the broker selling Securities, for examination in accordance with the "street delivery" custom;

         (f) For exchange or conversion pursuant to any plan or merger, consolidation, recapitalization, reorganization or readjustment of the issuer of such Securities, or pursuant to provisions for conversion contained in such Securities, or pursuant to any deposit agreement, including surrender or receipt of underlying Securities in connection with the issuance or cancellation of depository receipts; provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

         (g)  Upon receipt of payment therefor pursuant to   any  repurchase  or
reverse  repurchase  agreement entered into by the Fund;

         (h) In the case of warrants, rights or similar Securities, upon the exercise thereof, provided that, in any such case, the new Securities and cash, if any, are to be delivered to the Custodian;

         (i) For delivery in connection with any loans of Securities of the Fund, but only against receipt of such collateral as the Trust shall have specified to the Custodian in Proper Instructions;

         (j) For delivery as security in connection with any borrowings by the Fund requiring a pledge of assets by the Trust, but only against receipt by the Custodian of the amounts borrowed;

         (k) Pursuant to any authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Trust;

         (l) For delivery in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD, relating to compliance with the rules of The Options Clearing Corporation and of any registered national securities exchange (or of any similar organization or organizations) regarding escrow or other arrangements in connection with transactions by the Fund;

         (m) For delivery in accordance with the provisions of any agreement among the Trust, the Custodian, and a futures commission merchant registered under the Commodity Exchange Act, relating to compliance with the rules of the Commodity Futures Trading Commission and/or any contract market (or any similar organization or organizations) regarding account deposits in connection with transactions by the Fund; or

         (n) For any other proper corporate purpose, but only upon receipt, in addition to Proper Instructions, of a copy of a resolution of the Board Of Trustees, certified by an Officer, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such Securities shall be made.

         3.8 Actions  Not  Requiring  Proper   Instructions.  Unless   otherwise
instructed by the Trust, the Custodian shall with respect to all Securities held for the Fund:

         (a) Subject to Section 7.4 below, collect on a prompt and timely basis all income and other payments to which the Fund is entitled either by law or pursuant to custom in the securities business;

         (b) Present for payment and, subject to Section 7.4 below, collect on a timely basis the amount payable upon all Securities which may mature or be called, redeemed, or retired, or otherwise become payable;

         (c) Endorse for collection, in the name of the Fund, checks, drafts and other negotiable instruments;

         (d) Surrender interim receipts or Securities in temporary form for Securities in definitive form;

         (e) Execute, as custodian, any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect, and prepare and submit reports to the Internal Revenue Service ("IRS") and to the Trust at such time, in such manner and containing such information as is prescribed by the IRS;

         (f) Hold for a Fund, either directly or, with respect to Securities held therein, through a Book-Entry System or Securities Depository, all rights and similar securities issued with respect to Securities of the Fund; and

         (g) In general, and except as otherwise directed in Proper Instructions, attend to all non-discretionary details in connection with the sale, exchange, substitution, purchase, transfer and other dealings with Securities and assets of each Fund.

         3.9 Registration and Transfer of Securities. All Securities held for a Fund that are issued or issuable only in bearer form shall be held by the Custodian in that form, provided that any such Securities shall be held in a Book-Entry System if eligible therefor. All other Securities held for a Fund may be registered in the name of such Fund, the Custodian, or any Sub-Custodian appointed pursuant to Section 3.3 above, or in the name of any nominee of any of them, or in the name of a Book-Entry System, Securities Depository or any nominee of either thereof. The Trust shall furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of any of the nominees hereinabove referred to or in the name of a Book-Entry System or Securities Depository, any Securities registered in the name of a Fund.

         3.10 Records. (a) The Custodian shall maintain, by Fund, complete and accurate records with respect to Securities, cash or other property held for the Fund, including (i) journals or other records of original entry containing an itemized daily record in detail of all receipts and deliveries of Securities and all receipts and disbursements of cash; (ii) ledgers (or other records) reflecting (A) Securities in transfer, (B) Securities in physical possession,
(C) monies and Securities borrowed and monies and Securities loaned (together with a record of the collateral therefor and substitutions of such collateral),
(D) dividends and interest received, and (E) dividends receivable and interest receivable; and (iii) canceled checks and bank records related thereto. The Custodian shall keep such other books and records of the Funds as the Trust shall reasonably request, or as may be required by the 1940 Act, including, but not limited to, Section 31 of the 1940 Act and Rules 31a-1 and 31a-2 promulgated thereunder.

         (b) All such books and records maintained by the Custodian shall (i) be maintained in a form acceptable to the Trust and in compliance with rules and regulations of the Securities and Exchange Commission, (ii) be the property of the Trust and at all times during the regular business hours of the Custodian be made available upon request for inspection by duly authorized officers, employees or agents of the Trust and employees or agents of the Securities and Exchange Commission, and (iii) if required to be maintained by Rule 31a-1 under the 1940 Act, be preserved for the periods prescribed in Rule 31a-2 under the 1940 Act.

         3.11 Fund Reports by Custodian. The Custodian shall furnish the Trust with a daily activity statement and a summary of all transfers to or from each Fund Custody Account on the day following such transfers. At least monthly and from time to time, the Custodian shall furnish the Trust with a detailed statement of the Securities and moneys held by the Custodian and the Sub-Custodians for the Funds under this Agreement.

         3.12 Other Reports by Custodian. The Custodian shall provide the Trust with such reports, as the Trust may reasonably request from time to time, on the internal accounting controls and procedures for safeguarding Securities, which are employed by the Custodian or any Sub-Custodian appointed pursuant to Section
3.3 above.

         3.13 Proxies and Other Materials. The Custodian shall cause all proxies relating to Securities which are not registered in the name of a Fund, to be promptly executed by the registered holder of such Securities, without indication of the manner in which such proxies are to be voted, and shall promptly deliver to the Trust such proxies, all proxy soliciting materials and all notices relating to such Securities.

         3.14 Information on Corporate Actions. The Custodian shall promptly deliver to the Trust all information received by the Custodian and pertaining to Securities being held by a Fund with respect to optional tender or exchange offers, calls for redemption or purchase, or expiration of rights as described in the Standards of Service Guide attached as Exhibit B. If the Trust desires to take action with respect to any tender offer, exchange offer or other similar transaction, the Trust shall notify the Custodian at least five Business Days prior to the date on which the Custodian is to take such action. The Trust will provide or cause to be provided to the Custodian all relevant information for any Security which has unique put/option provisions at least five Business Days prior to the beginning date of the tender period.


                                   ARTICLE IV
                  PURCHASE AND SALE OF INVESTMENTS OF THE FUND

         4.1 Purchase of Securities. Promptly upon each purchase of Securities for a Fund, Written Instructions shall be delivered to the Custodian, specifying
(a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any) or other units purchased, (c) the date of purchase and settlement, (d) the purchase price per unit, (e) the total amount payable upon such purchase, and (f) the name of the person to whom such amount is payable. The Custodian shall upon receipt of such Securities purchased by such Fund pay out of the moneys held for the account of that Fund the total amount specified in such Written Instructions to the person named therein. The Custodian shall not be under any obligation to pay out moneys to cover the cost of a purchase of Securities for a Fund, if in the Fund Custody Account there is insufficient cash available to the Fund for which such purchase was made.

         4.2 Liability for Payment in Advance of Receipt of Securities Purchased. In any and every case where payment for the purchase of Securities for a Fund is made by the Custodian in advance of receipt of the Securities purchased but in the absence of specified Written Instructions to so pay in advance, the Custodian shall be liable to the Fund for such Securities to the same extent as if the Securities had been received by the Custodian.

         4.3 Sale of Securities. Promptly upon each sale of Securities by a Fund, Written Instructions shall be delivered to the Custodian, specifying (a) the name of the issuer or writer of such Securities, and the title or other description thereof, (b) the number of shares, principal amount (and accrued interest, if any), or other units sold, (c) the date of sale and settlement, (d) the sale price per unit, (e) the total amount payable upon such sale, and (f) the person to whom such Securities are to be delivered. Upon receipt of the total amount payable to the Fund as specified in such Written Instructions, the Custodian shall deliver such Securities to the person specified in such Written Instructions. Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

         4.4 Delivery of Securities Sold. Notwithstanding Section 4.3 above or any other provision of this Agreement, the Custodian, when instructed to deliver Securities against payment, shall be entitled, if in accordance with generally accepted market practice, to deliver such Securities prior to actual receipt of final payment therefor. In any such case, the Fund shall bear the risk that final payment for such Securities may not be made or that such Securities may be returned or otherwise held or disposed of by or through the person to whom they were delivered, and the Custodian shall have no liability for any for the foregoing.

         4.5 Payment for Securities Sold, etc. In its sole discretion and from time to time, the Custodian may credit a Fund Custody Account, prior to actual receipt of final payment thereof, with (i) proceeds from the sale of Securities which it has been instructed to deliver against payment, (ii) proceeds from the redemption of Securities or other assets of the Fund, and (iii) income from cash, Securities or other assets of the Fund. Any such credit shall be conditioned upon actual receipt by Custodian of final payment and may be reversed if final payment is not actually received in full. The Custodian may, in its sole discretion and from time to time, permit a Fund to use funds so credited to the Fund Custody Account in anticipation of actual receipt of final payment. Any such funds shall be repayable immediately upon demand made by the Custodian at any time prior to the actual receipt of all final payments in anticipation of which funds were credited to the applicable Fund Custody Account.

         4.6 Advances by Custodian for Settlement. The Custodian may, in its sole discretion and from time to time, advance funds to the Trust to facilitate the settlement of a Fund's transactions in the Fund Custody Account. Any such advance shall be repayable immediately upon demand made by Custodian.


                                    ARTICLE V
                            REDEMPTION OF FUND SHARES

         5.1 Transfer of Funds. From such funds as may be available for the purpose in the relevant Fund Custody Account, and upon receipt of Proper Instructions specifying that the funds are required to redeem Shares of the Fund, the Custodian shall wire each amount specified in such Proper Instructions to or through such bank as the Trust may designate with respect to such amount in such Proper Instructions.

         5.2 No Duty Regarding Paying Banks. The Custodian shall not be under any obligation to effect payment or distribution by any bank designated in Proper Instructions given pursuant to Section 5.1 above of any amount paid by the Custodian to such bank in accordance with such Proper Instructions.


                                   ARTICLE VI
                               SEGREGATED ACCOUNTS

         Upon receipt of Proper Instructions, the Custodian shall establish and maintain a segregated account or accounts for and on behalf of a Fund, into which account or accounts may be transferred cash and/or Securities, including Securities maintained in a Depository Account,

         (a) in accordance with the provisions of any agreement among the Trust, the Custodian and a broker-dealer registered under the 1934 Act and a member of the NASD (or any futures commission merchant registered under the Commodity Exchange Act), relating to compliance with the rules of The Options Clearing Trust and of any registered national securities exchange (or the Commodity Futures Trading Commission or any registered contract market), or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by the Fund,

         (b) for purposes of segregating cash or Securities in connection with securities options purchased or written by the Fund or in connection with financial futures contracts (or options thereon) purchased or sold by the Fund,

         (c) which constitute collateral for loans of Securities made by the Fund,

         (d) for purposes of compliance by the Fund with requirements under the 1940 Act for the maintenance of segregated accounts by registered investment companies in connection with reverse repurchase agreements and when-issued, delayed delivery and firm commitment transactions, and

         (e) for other proper corporate purposes, but only upon receipt of, in addition to Proper Instructions, a certified copy of a resolution of the Board Of Trustees, certified by an Officer, setting forth the purpose or purposes of such segregated account and declaring such purposes to be proper corporate purposes. Each segregated account established under this Article VI shall be established and maintained for a single Fund only. All Proper Instructions relating to a segregated account shall specify the Fund involved.


                                   ARTICLE VII
                            CONCERNING THE CUSTODIAN

         7.1 Standard of Care. The Custodian shall be held to the exercise of reasonable care in carrying out its obligations under this Agreement, and shall be without liability to the Trust or any Fund for any loss, damage, cost, expense (including attorneys' fees and disbursements), liability or claim unless such loss, damage, cost, expense, liability or claim arises from negligence, bad faith or willful misconduct on its part or on the part of any Sub-Custodian appointed pursuant to Section 3.3 above. The Custodian shall be entitled to rely on and may act upon advice of counsel on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice. The Custodian shall promptly notify the Trust of any action taken or omitted by the Custodian pursuant to advice of counsel. The Custodian shall not be under any obligation at any time to ascertain whether the Trust or the Funds are in compliance with the 1940 Act, the regulations thereunder, the provisions of the Trust's charter documents or by-laws, or the Funds' investment objectives and policies as then in effect.

         7.2 Actual Collection Required. The Custodian shall not be liable for, or considered to be the custodian of, any cash belonging to a Fund or any money represented by a check, draft or other instrument for the payment of money, until the Custodian or its agents actually receive such cash or collect on such instrument.

         7.3 No Responsibility for Title, etc. So long as and to the extent that it is exercising of reasonable care, the Custodian shall not be responsible for the title, validity or genuineness of any property or evidence of title thereto received or delivered by it pursuant to this Agreement.

         7.4 Limitation on Duty to Collect. Custodian shall not be required to enforce collection, by legal means or otherwise, of any money or property due and payable with respect to Securities held for the Fund if such Securities are in default or payment is not made after due demand or presentation. Custodian shall promptly notify an Officer of the Trust in writing of any amounts of money or property due and payable with respect to Securities held for a Fund which the Custodian has not received after due demand or presentation.

         7.5 Reliance Upon Documents and Instructions. The Custodian shall be entitled to rely upon any certificate, notice or other instrument in writing received by it and reasonably believed by it to be genuine. The Custodian shall be entitled to rely upon any Oral Instructions and any Written Instructions actually received by it pursuant to this Agreement.

         7.6 Express Duties Only. The Custodian shall have no duties or obligations whatsoever except such duties and obligations as are specifically set forth in this Agreement, and no covenant or obligation shall be implied in this Agreement against the Custodian.

         7.7 Co-operation. The Custodian shall cooperate with and supply necessary information to the entity or entities appointed by the Trust to keep the books of account of the Funds and/or compute the value of the assets of the Funds. The Custodian shall take all such reasonable actions as the Trust may from time to time request to enable the Trust to obtain, from year to year, favorable opinions from the Trust's independent accountants with respect to the Custodian's activities hereunder in connection with (a) the preparation of the Trust's reports on Form N-1A and Form N-SAR and any other reports required by the Securities and Exchange Commission, and (b) the fulfillment by the Trust of any other requirements of the Securities and Exchange Commission.


                                  ARTICLE VIII
                                 INDEMNIFICATION

         8.1 Indemnification by Trust. The Trust shall indemnify and hold harmless the Custodian and any Sub-Custodian appointed pursuant to Section 3.3 above, and any nominee of the Custodian or of such Sub-Custodian, from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including, without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws to the extent permitted by law or public policy) or claim arising directly or indirectly (a) from the fact that Securities are registered in the name of any such nominee, or (b) from any action or inaction by the Custodian or such Sub-Custodian (i) at the request or direction of or in reliance on the advice of the Trust, or (ii) upon Proper Instructions, or (c) generally, from the performance of its obligations under this Agreement, provided that neither the Custodian nor any such Sub-Custodian shall be indemnified or held harmless from and against any such loss, damage, cost, expense, liability or claim arising from the Custodian's or such Sub-Custodian's negligence, bad faith or willful misconduct.

         8.2 Indemnification by Custodian. The Custodian shall indemnify and hold harmless the Trust from and against any loss, damage, cost, expense (including attorneys' fees and disbursements), liability (including without limitation, liability arising under the Securities Act of 1933, the 1934 Act, the 1940 Act, and any state or foreign securities and/or banking laws to the extent permitted by law or public policy) or claim arising from the negligence, bad faith or willful misconduct of the Custodian or any Sub-Custodian appointed pursuant to Section 3.3 above, or any nominee of the Custodian or of such Sub-Custodian.

         8.3 Indemnity to be Provided. If the Trust requests the Custodian to take any action with respect to Securities, which may, in the opinion of the Custodian, result in the Custodian or its nominee becoming liable for the payment of money or incurring liability of some other form, the Custodian shall not be required to take such action until the Trust shall have provided indemnity therefor to the Custodian in an amount and form satisfactory to the Custodian.

         8.4 Security. If the Custodian advances cash or Securities to the Fund for any purpose, either at the Trust's request or as otherwise contemplated in this Agreement then, in any such event, property at that time held for the account of such Fund in an amount equal to no more than the current value of such advance shall be security therefor, and should the Fund fail promptly to repay the Custodian, the Custodian shall be entitled to utilize available cash of such Fund and to dispose of other assets of such Fund to the extent necessary to obtain reimbursement.

                                   ARTICLE IX
                                  FORCE MAJEURE

         Neither the Custodian nor the Trust shall be liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; strikes; epidemics; riots; power failures; computer failure and any such circumstances beyond its reasonable control as may cause interruption, loss or malfunction of utility, transportation, computer (hardware or software) or telephone communication service; accidents; labor disputes; acts of civil or military authority; governmental actions; or inability to obtain labor, material, equipment or transportation; provided, however, that the Custodian in the event of a failure or delay (i) shall not discriminate against the Funds in favor of any other customer of the Custodian in making computer time and personnel available to input or process the transactions contemplated by this Agreement and (ii) shall use its best efforts to ameliorate the effects of any such failure or delay.


                                    ARTICLE X
                          EFFECTIVE PERIOD; TERMINATION

         10.1 Effective Period. This Agreement shall become effective as of its execution and shall continue in full force and effect until terminated as hereinafter provided.

         10.2 Termination. Either party hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than sixty (60) days after the date of the giving of such notice. If a successor custodian shall have been appointed by the Board Of Trustees, the Custodian shall, upon receipt of a notice of acceptance by the successor custodian, on such specified date of termination (a) deliver directly to the successor custodian all Securities (other than Securities held in a Book-Entry System or Securities Depository) and cash then owned by the Fund and held by the Custodian as custodian, and (b) transfer any Securities held in a Book-Entry System or Securities Depository to an account of or for the benefit of the Funds at the successor custodian, provided that the Trust shall have paid to the Custodian all fees, expenses and other amounts to the payment or reimbursement of which it shall then be entitled. Upon such delivery and transfer, the Custodian shall be relieved of all obligations under this Agreement. The Trust may at any time immediately terminate this Agreement in the event of the appointment of a conservator or receiver for the Custodian by regulatory authorities or upon the happening of a like event at the direction of an appropriate regulatory agency or court of competent jurisdiction.

         10.3 Failure to Appoint Successor Custodian. If a successor custodian is not designated by the Trust on or before the date of termination specified pursuant to Section 10.2 above, then the Custodian shall have the right to deliver to a bank or corporation company of its own selection, which (a) is a "bank" as defined in the 1940 Act and (b) has aggregate capital, surplus and undivided profits as shown on its then most recent published report of not less than $25 million, all Securities, cash and other property held by Custodian under this Agreement and to transfer to an account of or for the Funds at such bank or trust company all Securities of the Funds held in a Book-Entry System or Securities Depository. Upon such delivery and transfer, such bank or trust company shall be the successor custodian under this Agreement and the Custodian shall be relieved of all obligations under this Agreement.

                                   ARTICLE XI
                            COMPENSATION OF CUSTODIAN

         The Custodian shall be entitled to compensation as agreed upon from time to time by the Trust and the Custodian. The fees and other charges in effect on the date hereof and applicable to the Fund are set forth in Exhibit C attached hereto.


                                   ARTICLE XII
                             LIMITATION OF LIABILITY

         Davis Park Series Trust is a business trust organized under Chapter 1746, Ohio Revised Code, and under a Declaration of Trust to which reference is hereby made and a copy of which is on file at the office of the Secretary of the State of Ohio as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Davis Park Series Trust" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, officers, employees or agents of the Trust personally, but bind only the assets of the Trust, as set forth in Section 1746.13(A), Ohio Revised Code, and all persons dealing with any of the Funds of the Trust must look solely to the assets of the Trust belonging to such Fund for the enforcement of any claims against the Trust.


                                  ARTICLE XIII
                                     NOTICES

         Unless otherwise specified herein, all demands, notices, instructions, and other communications to be given hereunder shall be in writing and shall be sent or delivered to the recipient at the address set forth after its name hereinbelow:

                  To the Trust:
                  Ameristock Corporation
                  Attn: Nicholas D. Gerber
                  Po Box 6919
                  Moraga, CA 94510

                  To Custodian:

                  Firstar Bank, N.A.
                  425 Walnut Street, M.L. CN-WN-06TC
                  Cincinnati, Ohio   45202
                  Attention:  Mutual Fund Custody Services
                  Telephone:  (513)  632-3905
                  Facsimile:  (513)  632-

or at such other address as either party shall have provided to the other by notice given in accordance with this Article XIII. Writing shall include transmissions by or through teletype, facsimile, central processing unit connection, on-line terminal and magnetic tape.


                                   ARTICLE XIV
                                  MISCELLANEOUS

         14.1 Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.

         14.2 References to Custodian. The Trust shall not circulate any printed matter which contains any reference to Custodian without the prior written approval of Custodian, excepting printed matter contained in the prospectus or statement of additional information for the Funds and such other printed matter as merely identifies Custodian as custodian for a Fund. The Trust shall submit printed matter requiring approval to Custodian in draft form, allowing sufficient time for review by Custodian and its counsel prior to any deadline for printing.

         14.3 No Waiver. No failure by either party hereto to exercise, and no delay by such party in exercising, any right hereunder shall operate as a waiver thereof. The exercise by either party hereto of any right hereunder shall not preclude the exercise of any other right, and the remedies provided herein are cumulative and not exclusive of any remedies provided at law or in equity.

         14.4 Amendments. This Agreement cannot be changed orally and no amendment to this Agreement shall be effective unless evidenced by an instrument in writing executed by the parties hereto.

         14.5 Counterparts. This Agreement may be executed in one or more counterparts, and by the parties hereto on separate counterparts, each of which shall be deemed an original but all of which together shall constitute but one and the same instrument.

         14.6 Severability. If any provision of this Agreement shall be invalid, illegal or unenforceable in any respect under any applicable law, the validity, legality and enforceability of the remaining provisions shall not be affected or impaired thereby.

         14.7 Successors and Assigns. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by either party hereto without the written consent of the other party hereto.

         14.8 Headings. The headings of sections in this Agreement are for convenience of reference only and shall not affect the meaning or construction of any provision of this Agreement.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and delivered in its name and on its behalf by its representatives thereunto duly authorized, all as of the day and year first above written.

ATTEST:
                  Davis Park Series Trust

                                        By:/s/ Nicholas D. Gerber

ATTEST:                                 FIRSTAR BANK, N.A.

/s/ Susan A. Fitzpatrick                By:/s/ Lynette C. Gibson, Vice President

                                    EXHIBIT A
                               AUTHORIZED PERSONS

         Set forth below are the names and specimen signatures of the persons authorized by the Trust to administer the Fund Custody Accounts.

Authorized Persons                                     Specimen Signatures

President:
                                                       -------------------------
Secretary:
                                                       -------------------------
Treasurer:
                                                       -------------------------
Vice President:
                                                       -------------------------
Adviser Employees:
                                                       -------------------------

Transfer Agent/Fund Accountant
Employees:                                             -------------------------

                                                       -------------------------

                                                       -------------------------

                                                       -------------------------

                                                       -------------------------

                                    EXHIBIT B
                     Firstar Institutional Custody Services
                           Standards of Service Guide
                                   July, 1999

         Firstar Bank, N.A. is committed to providing superior quality service to all customers and their agents at all times. We have compiled this guide as a tool for our clients to determine our standards for the processing of security settlements, payment collection, and capital change transactions. Deadlines recited in this guide represent the times required for Firstar Bank to guarantee processing. Failure to meet these deadlines will result in settlement at our client's risk. In all cases, Firstar Bank will make every effort to complete all processing on a timely basis.

         Firstar Bank is a direct participant of the Depository Trust Company, a direct member of the Federal Reserve Bank of Cleveland, and utilizes the Bankers Trust Company as its agent for ineligible and foreign securities.

         For corporate reorganizations, Firstar Bank utilizes SEI's Reorg Source, Financial Information, Inc., XCITEK, DTC Important Notices, and the Wall Street Journal.

         For bond calls and mandatory puts, Firstar Bank utilizes SEI's Bond Source, Kenny Information Systems, Standard & Poor's Corporation, and DTC Important Notices. Firstar Bank will not notify clients of optional put opportunities.

         Any securities delivered free to Firstar Bank or its agents must be received three (3) business days prior to any payment or settlement in order for the Firstar Bank standards of service to apply.

         Should you have any questions regarding the information contained in this guide, please feel free to contact your account representative.

          The information contained in this Standards of Service Guide is subject to change. Should any changes be made Firstar Bank will provide you with an updated copy of its Standards of
                                 Service Guide.

                   Firstar Bank Security Settlement Standards]
Transaction Type                   Instructions Deadlines*                               Delivery Instructions
DTC                                1:30 P.M. on Settlement Date                          DTC Participant #2803
                                                                                         Agent Bank ID 27895
                                                                                         Institutional #
                                                                                         For Account #

Federal Reserve Book Entry         12:30 P.M. on Settlement Date                         Federal Reserve Bank of Cinti/Trust
                                                                                         for Firstar Bank, N.A.  ABA# 042000013
                                                                                         For Account #

Fed Wireable FNMA & FHLMC          12:30 P.M. on Settlement Date                         Bk of NYC/Cust
                                                                                         ABA 021000018
                                                                                         A/C Firstar Bank # 117612
                                                                                         For Account #

Federal Reserve Book Entry         1:00 P.M. on Settlement Date                          Federal Reserve Bank of Cinti/Spec
(Repurchase Agreement                                                                    for Firstar Bank, N.A.   ABA# 042000013
Collateral Only)                                                                         For Account #

PTC Securities                     12:00 P.M. on Settlement Date                         PTC For Account BYORK
(GNMA Book Entry)                                                                        Firstar Bank / 117612
Physical Securities                9:30 A.M. EST on Settlement Date                      Bank of New York
                                   (for Deliveries, by 4:00 P.M. on                      One Wall Street- 3rd Floor - Window A
                                   Settlement Date minus 1)                              New York, NY  10286
                                                                                         For account of Firstar Bank / Cust #117612
                                                                                         Attn: Donald Hoover

CEDEL/EURO-CLEAR                   11:00 A..M. on  Settlement Date minus 2               Cedel a/c 55021
                                                                                         FFC: a/c 387000
                                                                                         Firstar Bank / Global Omnibus

Cash Wire Transfer                 3:00 P.M.                                             Firstar Bank,N.A. Cinti/Trust
                                                                                         ABA#
                                                                                         Credit Account #
                                                                                         Further Credit to
                                                                                         Account #

*  All times listed are Eastern Standard Time.

                        Firstar Bank Payment Standards

Security Type                                  Income                         Principal

Equities                                       Payable Date

Municipal Bonds*                               Payable Date                   Payable Date

Corporate Bonds*                               Payable Date                   Payable Date

Federal Reserve Bank Book Entry*               Payable Date                   Payable Date

PTC GNMA's (P&I)                               Payable Date + 1               Payable Date + 1

CMOs *
     DTC                                       Payable Date + 1               Payable Date + 1
     Bankers Trust                             Payable Date + 1               Payable Date + 1

SBA Loan Certificates                          When Received                  When Received

Unit Investment Trust Certificates*            Payable Date                   Payable Date

Certificates of Deposit*                       Payable Date + 1               Payable Date + 1

Limited Partnerships                           When Received                  When Received

Foreign Securities                             When Received                  When Received

*Variable Rate Securities
     Federal Reserve Bank Book                 Payable Date                   Payable Date
Entry
     DTC                                       Payable Date + 1               Payable Date + 1
     Bankers Trust                             Payable Date + 1               Payable Date + 1

     NOTE: If a payable date falls on a weekend or bank holiday, payment will be made on the immediately following business day.



                Firstar Bank Corporate Reorganization Standards]



Type of Action                 Notification to Client                   Deadline for Client Instructions        Transaction
                                                                        to Firstar Bank                         Posting

Rights, Warrants,              Later of 10 business days prior to       5 business days prior to expiration     Upon receipt
and Optional Mergers           expiration or receipt of notice

Mandatory Puts with            Later of 10 business days prior to       5 business days prior to expiration     Upon receipt
Option to Retain               expiration or receipt of notice

Class Actions                  10 business days prior to expiration     5 business days prior to expiration     Upon receipt
                               date

Voluntary Tenders,             Later of 10 business days prior to       5 business days prior to expiration     Upon receipt
Exchanges,                     expiration or receipt of notice
and Conversions

Mandatory Puts, Defaults,      At posting of funds or securities        None                                    Upon receipt
Liquidations, Bankruptcies,    received
Stock Splits, Mandatory
Exchanges

Full and Partial Calls         Later of 10 business days prior to       None                                    Upon receipt]
                               expiration or receipt of notice



   NOTE: Fractional shares/par amounts resulting from any of the above will be sold.

                                    EXHIBIT C

                     Firstar Institutional Custody Services
                   Proposed Domestic Custody Fee Schedule for
                                 Ameristock Fund

Firstar Institutional Custody Services, as Custodian, will receive monthly compensation for services according to the terms of the following Schedule:

I.       Portfolio Transaction Fees:

         (a)  For each repurchase agreement transaction                   $7.00
         (b)  For each portfolio transaction processed through
              DTC or Federal Reserve                                      $9.00
         (c)  For each portfolio transaction processed through
              our New York custodian                                     $25.00
         (d)  Mutual Fund Trades                                         $15.00
         (e)  For each GNMA/Amortized Security Purchase                  $25.00
         (f)  For each GNMA Prin/Int Paydown, GNMA Sales                  $8.00
         (g)  For each covered call option/future contract written,
              exercised or expired                                       $10.00
         (h)  For each Cedel/Euro clear transaction                      $80.00
         (i)  For each Disbursement (Fund expenses only)                  $5.00

A transaction is a purchase/sale of a security, free receipt/free delivery (excludes initial conversion), maturity, tender or exchange:

II.       Market Value Fee
         Based upon an annual rate of:                        Million
         .0003 (3 Basis Points) on First                      $20
         .0002 (2 Basis Points) on Next                       $30
         .00015 (1.5 Basis Points) on                         Balance

III.     Monthly Minimum Fee-Per Fund                                   $300.00

IV.      Out-of-Pocket Expenses
         The only out-of-pocket expenses charged to your account will be shipping fees or transfer fees.


V.       IRA Documents
         Per Shareholder/year to hold each IRA Document                   $5.00


VI.      Earnings Credits
         On a monthly basis any earnings credits generated from uninvested custody balances will be applied against any cash management service fees generated.

7/14/2000 Firstar has agreed to reduce the IRA Custody fee Section V from $8.00 to $5.00 per a conference call on this date between Alps and Firstar.

                            Revised: August 11, 2000

                                    EXHIBIT D



                      Ameristock Large Company Growth Fund

                          Ameristock Focused Value Fund

MUTUAL.196221.DOC:
                                  EXHIBIT h(1)
                            TRANSFER AGENT AGREEMENT


         THIS AGREEMENT is made and entered into this 6th day of December, 2000, by and between Davis Park Series Trust, a Delaware business trust (the "Fund"), Ameristock Corporation (the "Advisor") and Mutual Shareholder Services LLC ("MSS").

                                    RECITALS:

         A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         B. The Fund desires to appoint MSS as its transfer agent and dividend disbursing and redemption agent, and MSS desires to accept such appointment.

         C.    The Advisor is the investment advisor for the Fund.


                                   AGREEMENTS:

         NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

1.       DUTIES OF MSS.

         1.01 Subject to the terms and conditions set forth in this Agreement, the Fund hereby employs and appoints MSS to act, and MSS agrees to act, as transfer agent for the Fund's authorized and issued shares of beneficial interest of each class of each portfolio of the Fund (the "Shares), and as dividend disbursing and redemption agent for the Fund.

         1.02 MSS agrees that it will perform the following services:

               (a)In accordance with procedures established from time to time by agreement between the Fund and MSS, MSS shall:

                  (i) Receive for acceptance, orders for the purchase of Shares, and promptly deliver payment and appropriate documentation therefore to the Custodian of the Fund authorized by the Board of Directors of the Fund (the "Custodian");

                  (ii) Pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

                  (iii)   Receive  for   acceptance   redemption   requests  and
               redemption directions and deliver the appropriate documentation therefore to the Custodian;

                  (iv) At the  appropriate  time as and when it receives  monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

                  (v) Effect transfers of Shares by the registered owners thereof upon receipt of appropriate instructions;

                  (vi) Prepare  and  transmit   payments  for  dividends  and
               distributions declared by the Fund;

                  (vii) Maintain records of account for and advise the Fund and its Shareholders as to the foregoing; and

                  (viii) Record the issuance of shares of the Fund and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. MSS shall also provide the Fund on a regular basis with the total number of shares which are authorized and issued and outstanding and shall have no obligation, when recording the issuance of shares, to monitor the issuance of such shares or to take cognizance of any laws relating to the issue or sale of such shares, which functions shall be the sole responsibility of the Fund.

               (b)In addition, MSS shall perform all of the customary services of a transfer agent, dividend disbursing and redemption agent, including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and provide a system and reports which will enable the Fund to monitor the total number of Shares sold in each State.

         Procedures applicable to certain of these services may be established from time to time by agreement between the Fund and MSS.

2.       FEES AND EXPENSES

         2.01 In consideration of the services to be performed by MSS pursuant to this Agreement, the Advisor agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit "A".

         2.02 In addition to the fee paid under Section 2.01 above, the Advisor agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Fund will be reimbursed by the Advisor.

         2.03 The Advisor agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to MSS by the Advisor at least seven days prior to the mailing date of such materials.

3.       REPRESENTATIONS AND WARRANTIES OF MSS

         MSS represents and warrants to the Fund that:

         3.01 It is a corporation duly organized and existing and in good standing under the laws of the State of Ohio.

         3.02 It is duly qualified to carry on its business in the State of Ohio.

         3.03 It is empowered under applicable laws and by its charter and by-laws to enter into and perform this Agreement.

         3.04 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

         3.05 It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

         3.06 MSS is duly registered as a transfer agent under the Securities Act of 1934 and shall continue to be registered throughout the remainder of this Agreement.

4.       REPRESENTATIONS AND WARRANTIES OF THE FUND

         The Fund represents and warrants to MSS that:

         4.01 It is a business trust duly organized and existing and in good standing under the laws of Delaware.

         4.02 It is empowered under applicable laws and by its Declaration of Trust and By-Laws to enter into and perform this Agreement.

         4.03 All corporate proceedings required by said Declaration of Trust and By-Laws have been taken to authorize it to enter into and perform this Agreement.

         4.04 It is an open-end and diversified management investment company registered under the 1940 Act.

         4.05 A registration statement under the Securities Act of 1933 is currently or will become effective and will remain effective, and appropriate state securities law filings as required, have been or will be made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

5.       INDEMNIFICATION

         5.01 MSS shall not be responsible for, and the Fund shall indemnify and hold MSS harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

               (a)All actions of MSS or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct.

               (b)The Fund's refusal or failure to comply with the terms of this Agreement, or which arise out of the Fund's lack good faith, gross negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Fund hereunder.

               (c)The reliance on or use by MSS or its agents or subcontractors of information, records and documents which (i) are received by MSS or its agents or subcontractors and furnished to it by or on behalf of the Fund, and (ii) have been prepared and/or maintained by the Fund or any other person or firm on behalf of the Fund.

               (d)The reliance on, or the carrying out by MSS or its agents or subcontractors of, any instructions or requests of the Fund.

               (e)The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

         5.02 MSS shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by MSS as a result of MSS's lack of good faith, gross negligence or willful misconduct.

         5.03 At any time MSS may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by MSS under this Agreement, and MSS and its agents or subcontractors shall not be liable and shall be indemnified by the Fund for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel. MSS, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document furnished by or on behalf of the Fund, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided MSS or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. MSS, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

         5.04 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         5.05 Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement or for any act or failure to act hereunder.

         5.06 Upon the assertion of a claim for which either party may be required to indemnify the other, the party of seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

6.       COVENANTS OF THE FUND AND MSS

         6.01 The Fund shall promptly furnish to MSS a certified copy of the resolution of the Board of Directors of the Fund authorizing the appointment of MSS and the execution and delivery of this Agreement.

         6.02 MSS hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

         6.03 MSS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the 1940 Act, as amended, and the Rules thereunder, MSS agrees that all such records prepared or maintained by MSS relating to the services to be performed by MSS hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

         6.04 MSS and the Fund agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

         6.05 In case of any requests or demands for the inspection of the Shareholder records of the Fund, MSS will endeavor to notify the Fund and to secure instructions from an authorized officer of the Fund as to such inspection. MSS reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by its counsel that it may be held liable for the failure to exhibit the Shareholder records to such person, and shall promptly notify the Fund of any unusual request to inspect or copy the shareholder records of the Fund or the receipt of any other unusual request to inspect, copy or produce the records of the Fund.

7.       TERM OF AGREEMENT

         7.01 This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement without penalty, upon 90 days prior written notice.

         7.02 Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movement of records and material will be borne by the Fund. Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

8.       MISCELLANEOUS

         8.01 Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

         8.02 This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of the Board of Trustees of the Fund.

         8.03 The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions here in, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         8.04 This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         8.05 All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Fund:                 To the Advisor:             To MSS:
Davis Park Series Trust      Ameristock Corporation      Mutual Shareholder Services LLC
P.O. Box 6919                P.O. Box 6919               The Tower at Erieview, Suite 1005
Moraga, CA 94570             Moraga, CA 94570            1301 East Ninth Street
                                                         Cleveland, OH 44114

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


DAVIS PARK SERIES TRUST                      MUTUAL SHAREHOLDER SERVICES LLC



By:/s/ Nicholas D. Gerber                    By:/s/ Gregory Getts
   Nicholas D. Gerber, Chairman
                                             Its: President


AMERISTOCK CORPORATION



By:/s/ Nicholas D. Gerber
   Nicholas D. Gerber, President

                                   EXHIBIT "A"

         FEE SCHEDULE
         ------------

Shareholder Servicing Fees all funds together

         $11.50 annual fee per shareholder / Non-FundServ accounts $ 6.00 annual fee per shareholder / FundServ accounts min of $775.00 charge per month


Blue Sky Servicing Fees discounts do not apply

         $100.00 per state per filing



*All fees discounted as follows:

               Discount               Net Assets of Fund
               --------               ------------------
                  60%                        -                    500,000
                  50%                       500,000             1,000,000
                  45%                     1,000,000             2,000,000
                  40%                     2,000,000             3,000,000
                  35%                     3,000,000             4,000,000
                  30%                     4,000,000             5.000,000
                  25%                     5,000,000             6,000,000
                  20%                     6,000,000             7,000,000
                  15%                     7,000,000             8,000,000
                  10%                     8,000,000             9,000,000
                   5%                     9,000,000            10,000,000
                   0%                    10,000,000            11,000,000
                                         11,000,000            -

MUTUAL.196221.DOC:
                                  EXHIBIT h(2)
                          ACCOUNTING SERVICES AGREEMENT


         THIS AGREEMENT is made and entered into this 6th day of December, 2000, by and between Davis Park Series Trust, a Delaware business trust (the "Fund"), Ameristock Corporation (the "Advisor"), and Mutual Shareholder Services LLC ("MSS").

                                    RECITALS:

         A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         B. MSS is a corporation experienced in providing accounting services to mutual funds and possesses facilities sufficient to provide such services; and

         C. The Fund desires to avail itself of the experience, assistance and facilities of MSS and to have MSS perform the Fund certain services appropriate to the operations of the Fund, and MSS is willing to furnish such services in accordance with the terms hereinafter set forth; and

         D. The Advisor is the investment advisor for the Fund.

                                   AGREEMENTS:

         NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

         1.    DUTIES OF MSS.

               MSS will provide the Fund with the necessary office space, communication facilities and personnel to perform the following services for the
Fund:

               (a)Timely calculate and transmit to NASDAQ the daily net asset value of each class of shares of each portfolio of the Fund, and communicate such value to the Fund and its transfer agent;

               (b)Maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act, as such rule or any successor rule may be amended from time to time ("Rule 31a-1"), that are applicable to the fulfillment of MSS's duties hereunder, as well as any other documents necessary or advisable for compliance with applicable regulations as may be mutually agreed to between the Fund and MSS. Without limiting the generality of the foregoing, MSS will prepare and maintain the following records upon receipt of information in proper form from the Fund or its authorized agents:

                       Cash receipts journal
                       Cash disbursements journal
                       Dividend record
                       Purchase and sales - portfolio securities journals Subscription and redemption journals
                       Security ledgers
                       Broker  ledger
                       General  ledger
                       Daily  expense  accruals
                       Daily income accruals
                       Securities and monies borrowed or loaned  and  collateral
                       therefore   Foreign   currency
                       journals
                       Trial balances

               (c)Provide the Fund and its investment advisor with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time.

               (d)Provide all raw data available from its fund accounting system for the preparation by the Fund or its investment advisor of the following:

                  1.  Semi-annual  financial  statements;
                  2.  Semi-annual  form N-SAR;
                  3.  Annual tax returns;
                  4.  Financial data necessary to update form N-1A;
                  5.  Annual proxy statement.

               (e)Provide  facilities to accommodate annual audit and any audits or examinations conducted by the Securities and Exchange Commission or any other governmental or quasi-governmental entities with jurisdiction.

MSS shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

         2.    FEES AND EXPENSES.

               (a)In consideration of the services to be performed by MSS pursuant to this Agreement, the Advisor agrees to pay MSS the fees set forth in the fee schedule attached hereto as Exhibit A.

               (b)In addition to the fees paid under paragraph (a) above, the Advisor agrees to reimburse MSS for out-of-pocket expenses or advances incurred by MSS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MSS at the request or with the consent of the Fund will be reimbursed by the Advisor.

               (c)The Advisor agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice

         3.    LIMITATION OF LIABILITY OF MSS.

               (a)MSS shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall not be liable to the Fund for any action taken or omitted by it in good faith without gross negligence, bad faith, willful misconduct or reckless disregard of its duties hereunder. It shall be entitled to rely upon and may act upon the accounting records and reports generated by the Fund, advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, and shall not be liable for any action reasonably taken or omitted pursuant to such records and reports or advice, provided that such action is not, to the knowledge of MSS, in violation of applicable federal or state laws or regulations, and provided further that such action is taken without gross negligence, bad faith, willful misconduct or reckless disregard of its duties.

               (b)Nothing herein contained shall be construed to protect MSS against any liability to the Fund to which MSS shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties to the Fund, reckless disregard of its obligations and duties under this Agreement or the willful violation of any applicable law.

               (c)Except as may otherwise be provided by applicable law, neither MSS nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of information furnished to MSS by the Fund or its authorized agents.

         4.    REPORTS.

               (a)The Fund shall provide to MSS on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to MSS during the preceding quarter was true, complete and correct in all material respects. MSS shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold MSS harmless in regard to any liability incurred by reason of the inaccuracy of such information.

               (b)Whenever, in the course of performing its duties under this Agreement, MSS determines, on the basis of information supplied to MSS by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, MSS shall promptly notify the Fund and its counsel of such violation.

         5.    ACTIVITIES OF MSS.

         The services of MSS under this Agreement are not to be deemed exclusive, and MSS shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

         6.    ACCOUNTS AND RECORDS.

         The accounts and records maintained by MSS shall be the property of the Fund, and shall be surrendered to the Fund promptly upon request by the Fund in the form in which such accounts and records have been maintained or preserved. MSS agrees to maintain a back-up set of accounts and records of the Fund (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. MSS shall assist the Fund's independent auditors, or, upon approval of the Fund, any regulatory body, in any requested review of the Fund's accounts and records. MSS shall preserve the accounts and records as they are required to be maintained and preserved by Rule 31a-1.

         7.    CONFIDENTIALITY.

         MSS agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Fund.

         8.    TERM OF AGREEMENT.

         (a) This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement, without penalty, upon 90 days prior written notice.

         (b) Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movements of records and material will be borne by the Fund. Additionally, MSS reserves the right to charge for any other reasonable expenses associated with such termination.

         9.    MISCELLANEOUS.

         (a) Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

         (b) The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

         (c) This Agreement may be amended by the parties hereto only if such amendment is in writing and signed by both parties.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         (e) All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Fund:                To the Advisor:              To MSS:
Davis Park Series Trust     Ameristock Corporation       Mutual Shareholder Services LLC
P.O. Box 6919               P.O. Box 6919                The Tower at Erieview, Suite 1005
Moraga, CA 94570            Moraga, CA 94570             1301 East Ninth Street
                                                         Cleveland, OH 44114

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


DAVIS PARK SERIES TRUST                     MUTUAL SHAREHOLDER SERVICES LLC


By: /s/ Nicholas D. Gerber                  By: /s/ Gregory D. Getts
       Nicholas D. Gerber, Chairman

                                            Its:


AMERISTOCK CORPORATION



By: /s/ Nicholas D. Gerber
       Nicholas D. Gerber, President

                                   EXHIBIT "A"

                                  FEE SCHEDULE


Accounting Fees per fund


If average value of fund is
between the following:              Yearly Fee                Monthly Fee
---------------------               ----------                -----------
      -        25,000,000             21,000                     1,750
 25,000,000    50,000,000             30,500                     2,542
 50,000,000    75,000,000             36,250                     3,021
 75,000,000   100,000,000             42,000                     3,500
100,000,000   125,000,000             47,750                     3,979
125,000,000   150,000,000             53,500                     4,458
150,000,000        -                  59,250                     4,938




*All fees discounted as follows:

                Discount                         Net Assets of Fund
                --------                         ------------------
                   60%                              -        500,000
                   50%                           500,000   1,000,000
                   45%                         1,000,000   2,000,000
                   40%                         2,000,000   3,000,000
                   35%                         3,000,000   4,000,000
                   30%                         4,000,000   5,000,000
                   25%                         5,000,000   6,000,000
                   20%                         6,000,000   7,000,000
                   15%                         7,000,000   8,000,000
                   10%                         8,000,000   9,000,000
                    5%                         9,000,000  10,000,000
                    0%                        10,000,000  11,000,000
                                              11,000,000       -

                                    Exhibit i




                                                     December 6, 2000

Davis Park Series Trust
P.O. Box 6919
Moraga, California 94570


         Re:  Davis Park Series Trust

Gentlemen:

         We have acted as counsel for Davis Park Series Trust, a Delaware business trust (the "Trust"), in connection with the filing by the Trust of a Registration Statement on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement") with respect to the proposed sale of an indefinite number of shares (the "Shares") of each of
(i) the Ameristock Large Company Growth Fund Series, a series of shares of beneficial interest of the Trust representing the beneficial interest of shareholders in the Ameristock Large Company Growth Fund, a separate investment portfolio of the Trust, and (ii) the Ameristock Focused Value Fund Series, a series of shares of beneficial interest of the Trust representing the beneficial interest of shareholders in the Ameristock Focused Value Fund, a separate investment portfolio of the Trust. Except as otherwise indicated, capitalized terms used herein shall have the same meanings ascribed to such terms in the Agreement. The law covered by the opinions expressed herein is limited to the laws of the State of Delaware and the federal laws of the United States.

         In rendering the opinion expressed herein, we have examined executed originals, counterparts, or copies thereof of all such records of the Trust, such agreements, certificates of officers of the Trust, public officials and others, and such other documents, certificates and other records as we have deemed necessary as a basis for the opinions expressed in this letter, including, without limitation, the Certificate of Trust, the Agreement and Declaration of Trust (the "Declaration of Trust"), the Bylaws of the Trust and the records and proceedings of the Trustees of the Trust from the date of formation of the Trust.

         As to questions of fact material to the opinions expressed herein, we have relied upon, and assumed the accuracy of, such certificates, records, searches and other documents that we have reviewed in connection with giving the opinions expressed herein. We have assumed that there are no other facts, conditions or circumstances which conflict with or are inconsistent with those set forth in any of the foregoing. With respect to such matters, we have not made any independent investigation or verification of the information contained therein for purposes of this opinion letter. In rendering the opinions expressed herein, we have not conducted any investigation into the types of businesses and activities in which any party engages or the manner in which any party conducts its business as would enable us to render any opinion (and, accordingly, we express no opinion) as to the applicability to any party of any federal or state law or regulation not of general applicability to business trusts.

         In connection with rendering the opinions expressed herein, we have with your permission assumed, without independent investigation, the following:
(i) the legal capacity of natural persons, the absence of duress, fraud and undue influence of all signatures on documents submitted to us, and the absence of mutual mistake of fact or misunderstanding; (ii) the genuineness of all signatures on documents submitted to us; and (iii) the authenticity, completeness and accuracy of all documents, materials and records submitted to us as originals and the conformity to authentic original documents of all documents, materials and records submitted to us as certified, conformed or photostatic copies

         Based upon and subject to the assumptions and qualifications set forth herein, we are of the opinion that The Shares, when issued pursuant to the terms, provisions and conditions of the Declaration of Trust and in the Registration Statement, and upon receipt of the full authorized consideration therefor in cash, will be validly issued, fully paid and non-assessable by the Trust.

         The opinions expressed herein are given as of the date hereof and speak as of only that date. We assume no obligation to advise you of any changes in facts or law or of anything coming to our attention bearing upon the accuracy of or completeness of any assumption, whether or not material, which may be brought to our attention at a later date.

         The opinions expressed in this letter are intended solely for your use in the above-described transaction and may not be reproduced, filed publicly or relied upon by any other persons or entities for any purpose without the express written consent of the undersigned.


         We hereby consent to the references to our firm included in or made a part of the Registration Statement.


                                            Very truly yours,

                                            /s/ McDonald, Hopkins, Burke
                                                McDonald, Hopkins,
                                            Burke & Haber Co., L.P.A.

                                    Exhibit j

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


         As independent public accountants, we hereby consent to the use of our report dated November 6, 2000 in Davis Park Series Trust's Post-Effective Amendment Nos. 1 and 2 and to all references to our firm included in or made a part of such Amendments


         /s/ McCurdy & Associates CPA's, Inc.]


         McCurdy & Associates CPA's, Inc.
         Westlake, Ohio
         December 6, 2000

                                    EXHIBIT l

                             AMERISTOCK CORPORATION
                                  P.O. Box 6919
                                Moraga, CA 94570

                                                              November 6, 2000

Davis Park Series
P.O. Box 6919
Moraga, CA 94570

         Re:      Subscription Agreement

Gentlemen:

         We are purchasing from you today (i) 666.67 shares of Ameristock Large Company Growth Fund, a portfolio of Davis Park Series Trust, a Delaware business trust (the "Trust"), at a price of $15.00 per share, and (ii) 6,000 shares of Ameristock Focused Value Fund, a separate portfolio of the Trust, at a price of $15.00 per share, for an aggregate price of $100,000 to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

         We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

                                            Very truly yours,

                                            AMERISTOCK CORPORATION



                                            By:/s/ Nicholas D. Gerber, President
                                               Nicholas D. Gerber, President

                                 CODE OF ETHICS
                         AMERISTOCK MUTUAL FUND, INC.
                      AMERISTOCK LARGE COMPANY GROWTH FUND
                          AMERISTOCK FOCUSED VALUE FUND
                            AMERISTOCK CORPORATION]


Section 1 - Definitions

(a) "Fund" means Ameristock Mutual Fund, Inc., Ameristock Large Company Growth Fund or Ameristock Focused Value Fund.

(b)      "Advisor" means Ameristock Corporation

(c) "Access person" means any director, officer, general partner, or advisory person of the Fund or the Advisor.

(d) "Advisory person" means (i) any employee of the Fund or of any company in a control relationship to the Fund or the Advisor, who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Fund or the Advisor who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of a security.

(e) A security is "being considered for purchase or sale" when a recommendation to purchase or sell a security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

(f) "Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires.

(g)      "Control" shall have the same meaning as that set forth in Section 2(a)
         (9) of the Investment Company Act.

(h) "Disinterested trustee" means a trustee of the Fund who is not an "interested person" of the Fund within the meaning of Section 2(a)
         (19) of the Investment Company Act.

(i) "Purchase or sale of a security" includes, inter alia, the writing of an option to purchase or sell a security.

(j) "Security" shall have the meaning set forth in Section 2(a)(36) of the Investment Company Act, except that it shall not include shares of registered open-end investment companies, securities issued by the

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         Government of the United States,  short term debt securities which are
         "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act, bankers' acceptances, bank certificates of deposit, commercial paper and such other money market instruments as designated by the Board of Trustees.

Section 2 - Exempted Transactions

The prohibitions of Section 3 of this Code shall not apply to:

(a) purchases or sales effected in any account over which the access person has no direct or indirect influence or control;

(b) purchases or sales of securities which are not eligible for purchase or sale by the Fund;

(c) purchases or sales which are non-volitional on the part of either the access person or the Fund;

(d)      purchases which are part of an automatic dividend reinvestment plan;
         and

(e) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

Section 3 - Prohibited Purchases and Sale

No access person shall purchase or sell, directly or indirectly, any security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which to his actual knowledge at the time of such purchase or sale:

(a)      is being considered for purchase or sale by the Fund; or

(b)      is being purchased or sold by the Fund.

The effective date for the prohibited purchases and sale shall be two weeks after the acquisition of any such actual knowledge.

Section 4 - Reporting

(a) Every access person shall report to the Fund the information described in Section 4(b) of this Code with respect to transactions in any security in which such access person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security; provided, however, that an access person shall not be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence.

(b) Every report shall be made not later than 15 business days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:
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         (i)      the date of the transaction,  the title and the number of
                  shares, and the principal amount of each  security  involved;

         (ii) the nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

         (iii)    the price at which the transaction was effected; and

         (iv) the name of the broker, dealer or bank with or through whom the transaction was effected.

(c) Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

As an alternative to the above reports, an access person may direct the brokerage firm to send duplicate monthly account statements of said brokerage accounts to the compliance officer.

Section 5 - Sanctions

Upon discovering a violation of this Code, the Board of Trustees of the Fund or the Advisor, as the case may be, may impose such sanctions as it deems appropriate, including, inter alia, a letter of censure or suspension or termination of the employment of the violator.


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